UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 30.2%
Federal Farm Credit Bank — 0.4%
6.30% due 12/03/2013	$500,000	$512,991

Federal National Mtg. Assoc. — 0.0%
8.00% due 01/01/2023	6,132	6,158
11.00% due 02/01/2015	10	10
11.50% due 09/01/2019	499	511

		6,679

Government National Mtg. Assoc. — 29.6%
4.50% due 05/15/2018	212,641	229,121
4.50% due 08/15/2018	351,255	378,477
4.50% due 09/15/2018	928,966	997,548
4.50% due 10/15/2018	978,334	1,052,852
4.50% due 09/15/2033	976,458	1,043,890
4.50% due 02/15/2039	8,560	9,119
4.50% due 04/15/2039	395,102	420,897
4.50% due 05/15/2039	487,087	518,886
4.50% due 06/15/2039	173,479	184,805
4.50% due 07/15/2039	151,818	161,730
4.50% due 09/15/2039	617,739	658,068
4.50% due 10/15/2039	623,465	664,172
4.50% due 12/15/2039	1,138,811	1,213,158
4.50% due 01/15/2040	708,891	756,899
4.50% due 02/15/2040	909,462	972,841
4.50% due 03/15/2040	745,469	797,419
4.50% due 04/15/2040	557,821	596,820
4.50% due 05/15/2040	463,103	493,483
4.50% due 06/15/2040	852,705	911,822
4.50% due 07/15/2040	799,882	856,065
4.50% due 08/15/2040	354,624	379,337
4.50% due 09/15/2040	18,677	19,977
4.50% due 03/15/2041	1,607,078	1,715,443
4.50% due 04/15/2041	161,241	175,348
4.50% due 06/15/2041	912,103	982,903
4.50% due 07/15/2041	53,547	56,933
4.50% due 08/15/2041	1,169,173	1,243,103
5.00% due 04/15/2018	905,685	974,556
5.00% due 04/15/2033	7,370	7,958
5.00% due 08/15/2033	608,327	660,975
5.00% due 09/15/2033	281,095	307,774
5.00% due 10/15/2033	187,701	205,442
5.00% due 04/15/2034	7,242	7,877
5.00% due 11/15/2034	68,717	74,743
5.00% due 02/15/2035	5,613	6,088
5.00% due 03/15/2035	134,076	146,062
5.00% due 04/15/2035	17,035	18,480
5.00% due 05/15/2035	504,019	546,725
5.00% due 09/15/2035	235,104	255,597
5.00% due 10/15/2035	37,626	40,814
5.00% due 12/15/2035	20,272	21,989
5.00% due 03/15/2036	437,020	475,349
5.00% due 05/15/2036	339,929	367,666
5.00% due 06/15/2036	228,028	246,633
5.00% due 09/15/2036	564,978	613,120
5.00% due 10/15/2036	245,196	265,203
5.00% due 11/15/2036	16,318	17,649
5.00% due 12/15/2036	81,455	88,101
5.00% due 01/15/2037	871,573	941,067
5.00% due 02/15/2037	261,775	282,675
5.00% due 03/15/2037	326,283	352,298
5.00% due 04/15/2037	350,241	378,167
5.00% due 08/15/2038	2,195,726	2,370,125
5.50% due 11/15/2032	2,714	2,958
5.50% due 03/15/2033	91,484	100,182
5.50% due 04/15/2033	198,874	218,671
5.50% due 05/15/2033	344,911	379,224
5.50% due 06/15/2033	1,709,092	1,881,605
5.50% due 07/15/2033	478,350	526,635
5.50% due 10/15/2033	414,831	456,704
5.50% due 12/15/2033	86,299	95,010
5.50% due 01/15/2034	1,319,229	1,446,832
5.50% due 02/15/2034	767,314	840,960
6.00% due 01/15/2028	1,189	1,339
6.00% due 04/15/2028	373,208	415,955
6.00% due 10/15/2028	3,009	3,390
6.00% due 04/15/2029	19,143	21,377
6.00% due 05/15/2029	11,415	12,757
6.00% due 06/15/2029	7,395	8,238
6.00% due 04/15/2031	10,064	11,317
6.00% due 05/15/2031	13,600	15,336
6.00% due 11/15/2031	118,932	133,622
6.00% due 12/15/2031	3,396	3,801
6.00% due 01/15/2032	46,845	52,549
6.00% due 02/15/2032	8,233	9,228
6.00% due 03/15/2032	2,977	3,347
6.00% due 08/15/2032	105,000	118,326
6.00% due 11/15/2032	13,375	15,046
6.00% due 12/15/2032	4,880	5,474
6.00% due 01/15/2033	10,709	12,008
6.00% due 02/15/2033	11,581	12,966
6.00% due 03/15/2033	35,375	39,603
6.00% due 04/15/2033	168,457	188,573
6.00% due 07/15/2033	71,797	80,380
6.00% due 08/15/2033	650,601	731,921
6.00% due 09/15/2033	110,546	123,760
6.00% due 10/15/2033	410,026	458,987
6.00% due 11/15/2033	34,477	38,506
6.00% due 12/15/2033	272,086	307,129
6.00% due 02/15/2034	88,683	99,743
6.00% due 05/15/2034	8,596	9,626
6.00% due 06/15/2034	15,878	18,447
6.00% due 07/15/2034	399,367	445,412
6.00% due 08/15/2034	55,724	62,359
6.00% due 09/15/2034	170,683	192,787
6.00% due 10/15/2034	533,372	592,514
6.00% due 12/15/2034	142,062	158,500
6.00% due 08/15/2035	66,278	73,859
6.50% due 02/15/2029	4,831	5,396
6.50% due 06/15/2031	6,911	7,982
6.50% due 07/15/2031	19,615	22,657
6.50% due 08/15/2031	22,971	26,395
6.50% due 09/15/2031	61,816	69,866
6.50% due 10/15/2031	90,301	104,306
6.50% due 11/15/2031	3,079	3,465
6.50% due 01/15/2032	5,421	6,068
6.50% due 02/15/2032	91,538	102,688
7.00% due 07/15/2023	8,393	9,641
7.00% due 10/15/2023	22,087	25,371
7.00% due 09/15/2025	79,772	92,482
7.00% due 03/20/2029	7,891	9,330
7.00% due 06/20/2029	1,147	1,343
7.00% due 11/20/2030	19,820	23,251
7.50% due 04/15/2017	1,668	1,675
7.50% due 08/15/2023	41,335	43,365
7.50% due 09/15/2023	195,232	207,916
9.00% due 12/15/2016	17,711	18,266
11.00% due 08/20/2015	25	25
11.00% due 09/20/2015	58	60
11.50% due 05/20/2015	401	404
12.50% due 09/15/2014	326	328

		38,373,492

Small Business Administration — 0.2%
6.30% due 06/01/2018	222,871	241,362

Total U.S. Government Agencies (cost $36,888,147)		39,134,524

U.S. GOVERNMENT TREASURIES — 66.9%
United States Treasury Bonds — 15.6%
3.88% due 08/15/2040	1,000,000	1,080,938
4.25% due 11/15/2040	8,000,000	9,198,752
4.75% due 02/15/2041	8,000,000	9,942,496

		20,222,186

United States Treasury Notes — 51.3%
1.25% due 10/31/2015	2,000,000	2,036,876
1.50% due 07/31/2016	16,000,000	16,381,248
1.75% due 05/15/2023	45,000,000	42,145,290
2.00% due 02/15/2022	5,000,000	4,890,235
3.13% due 05/15/2019	1,000,000	1,085,234

		66,538,883

Total U.S. Government Treasuries (cost $84,511,899)		86,761,069

Total Long-Term Investment Securities (cost $121,400,046)		125,895,593

REPURCHASE AGREEMENT — 2.6%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $3,322,000)	3,322,000	3,322,000

TOTAL INVESTMENTS (cost $124,722,046)(2)	99.7%	129,217,593
Other assets less liabilities	0.3	361,160

NET ASSETS	100.0%	$129,578,753

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
U.S. Government Agencies:
Federal Farm Credit Bank	$—	$512,991	$—	$512,991
Federal National Mtg. Assoc.	—	6,679	—	6,679
Government National Mtg. Assoc.	—	38,373,492	—	38,373,492
Small Business Administration	—	241,362		241,362
U.S. Government Treasuries:
United States Treasury Bonds	—	20,222,186	—	20,222,186
United States Treasury Notes	—	66,538,883	—	66,538,883
Repurchase Agreement	—	3,322,000	—	3,322,000

Total	$—	$129,217,593	$—	$129,217,593

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 103.0%
Government National Mtg. Assoc. — 103.0%
3.00% due July TBA	$23,000,000	$22,737,657
3.50% due 11/15/2041	1,202,476	1,238,123
3.50% due 01/15/2042	461,013	473,866
3.50% due 02/15/2042	477,375	490,684
3.50% due 03/15/2042	1,172,066	1,204,798
3.50% due 06/15/2042	5,867,610	6,031,196
3.50% due 07/15/2042	2,420,744	2,488,233
3.50% due July TBA	39,000,000	40,005,467
4.00% due 03/15/2039	506,363	532,432
4.00% due 04/15/2039	543,903	571,628
4.00% due 05/15/2039	35,576	37,408
4.00% due 06/15/2039	1,561,207	1,641,585
4.00% due 08/15/2039	132,018	138,591
4.00% due 11/15/2039	20,004	21,034
4.00% due 12/15/2039	732,663	769,657
4.00% due 08/15/2040	673,939	712,225
4.00% due 09/15/2040	1,125,304	1,189,233
4.00% due 11/15/2040	837,399	884,972
4.00% due 12/15/2040	2,165,075	2,290,002
4.00% due 01/15/2041	23,248	24,412
4.00% due 02/15/2041	1,046,461	1,098,832
4.00% due 03/15/2041	629,167	660,654
4.00% due 04/15/2041	152,488	160,120
4.00% due 06/15/2041	63,686	66,873
4.00% due 07/15/2041	1,506,252	1,581,632
4.00% due 08/15/2041	2,056,522	2,159,755
4.00% due 09/15/2041	4,504,924	4,730,378
4.00% due 10/15/2041	2,369,657	2,490,619
4.00% due 11/15/2041	5,627,811	5,909,673
4.00% due 12/15/2041	2,327,982	2,446,622
4.00% due 01/15/2042	4,344,823	4,572,173
4.00% due 02/15/2042	2,728,697	2,869,091
4.00% due 03/15/2042	801,322	842,039
4.00% due 04/15/2042	136,964	143,923
4.00% due 05/15/2042	139,337	146,418
4.00% due 06/15/2042	1,186,863	1,247,171
4.50% due 05/15/2018	336,455	362,531
4.50% due 08/15/2018	181,075	195,108
4.50% due 09/15/2018	567,789	609,896
4.50% due 10/15/2018	804,024	864,844
4.50% due 08/15/2033	50,313	53,787
4.50% due 09/15/2033	150,904	161,325
4.50% due 10/15/2038	116,531	123,929
4.50% due 12/15/2038	127,658	135,595
4.50% due 02/15/2039	41,730	44,454
4.50% due 03/15/2039	341,381	363,669
4.50% due 04/15/2039	100,510	107,000
4.50% due 05/15/2039	1,257,070	1,339,137
4.50% due 06/15/2039	4,582,856	4,882,049
4.50% due 07/15/2039	1,999,862	2,130,424
4.50% due 08/15/2039	133,851	142,651
4.50% due 09/15/2039	191,260	203,746
4.50% due 10/15/2039	80,892	86,173
4.50% due 11/15/2039	776,314	826,996
4.50% due 12/15/2039	680,216	724,927
4.50% due 01/15/2040	89,733	95,898
4.50% due 02/15/2040	3,055,139	3,260,771
4.50% due 03/15/2040	972,834	1,039,000
4.50% due 04/15/2040	2,140,776	2,288,451
4.50% due 05/15/2040	385,809	413,576
4.50% due 06/15/2040	719,023	768,685
4.50% due 07/15/2040	362,268	387,515
4.50% due 08/15/2040	46,643	49,894
4.50% due 09/15/2040	482,955	515,512
4.50% due 10/15/2040	45,766	48,765
4.50% due 11/15/2040	529,619	566,526
4.50% due 01/15/2041	566,735	602,572
4.50% due 02/15/2041	621,154	660,432
4.50% due 03/15/2041	2,700,317	2,883,518
4.50% due 04/15/2041	3,618,522	3,847,336
4.50% due 05/15/2041	972,987	1,034,513
4.50% due 06/15/2041	507,106	539,488
4.50% due 07/15/2041	327,017	347,695
4.50% due 08/15/2041	395,791	420,818
5.00% due 03/15/2018	104,461	112,298
5.00% due 04/15/2018	1,251,868	1,345,520
5.00% due 05/15/2018	2,335,414	2,514,510
5.00% due 01/15/2033	5,204	5,668
5.00% due 05/15/2033	3,968	4,327
5.00% due 08/15/2033	817,636	890,596
5.00% due 09/15/2033	862,655	948,520
5.00% due 10/15/2033	2,039,036	2,222,351
5.00% due 04/15/2034	11,271	12,226
5.00% due 05/15/2034	49,260	53,580
5.00% due 11/15/2034	235,112	255,728
5.00% due 12/15/2034	180,453	196,276
5.00% due 09/15/2035	4,381	4,764
5.00% due 10/15/2035	32,413	35,160
5.00% due 11/15/2035	32,550	35,308
5.00% due 12/15/2035	14,050	15,241
5.00% due 02/15/2036	80,629	87,466
5.00% due 04/15/2036	153,570	166,126
5.00% due 06/15/2036	300,760	325,517
5.00% due 07/15/2036	112,110	121,258
5.00% due 08/15/2036	8,232	9,103
5.00% due 09/15/2036	240,125	261,041
5.00% due 10/15/2036	12,469	13,628
5.00% due 11/15/2036	145,389	157,252
5.00% due 12/15/2036	321,054	347,249
5.00% due 01/15/2037	141,223	152,483
5.00% due 02/15/2037	462,762	499,659
5.00% due 04/15/2037	1,841,081	1,989,715
5.00% due 12/15/2037	4,654	5,025
5.00% due 04/15/2038	1,868,385	2,016,784
5.00% due 05/15/2038	1,104,243	1,193,002
5.00% due 06/15/2038	68,217	73,636
5.00% due 08/15/2038	132,605	143,137
5.00% due 10/15/2038	256,509	277,333
5.00% due 01/15/2039	499,376	540,807
5.00% due 02/15/2039	477,570	517,194
5.00% due 03/15/2039	1,134,485	1,228,611
5.00% due 04/15/2039	643,782	697,195
5.00% due 08/15/2039	1,073,875	1,162,973
5.00% due 09/15/2039	41,493	44,936
5.00% due 10/15/2039	2,628,142	2,846,195
5.00% due 11/15/2039	1,926,861	2,086,729
5.00% due 12/15/2039	1,724,339	1,862,411
5.00% due 04/15/2040	1,849,976	2,017,450
5.00% due 05/15/2040	3,764,626	4,072,723
5.00% due 06/15/2040	198,870	215,452
5.50% due 06/15/2029	1,604	1,748
5.50% due 01/15/2032	12,494	13,765
5.50% due 03/15/2033	188,888	207,509
5.50% due 04/15/2033	389,527	428,644
5.50% due 05/15/2033	393,670	433,406
5.50% due 06/15/2033	148,058	162,755
5.50% due 07/15/2033	2,127	2,342
5.50% due 08/15/2033	3,605	3,955
5.50% due 12/15/2033	21,851	24,058
5.50% due 01/15/2034	114,142	126,514
5.50% due 02/15/2034	122,691	134,601
5.50% due 04/15/2034	77,139	85,043
5.50% due 06/15/2035	93,806	102,727
5.50% due 09/15/2035	908,540	1,019,259
5.50% due 10/15/2035	830,321	910,812
5.50% due 11/15/2035	12,789	14,011
5.50% due 12/15/2035	20,095	22,115
5.50% due 02/15/2036	165,479	180,385
5.50% due 03/15/2036	53,690	58,670
5.50% due 05/15/2036	52,152	56,848
5.50% due 09/15/2036	126,787	138,203
5.50% due 03/15/2037	73,664	80,286
5.50% due 05/15/2037	46,729	50,930
5.50% due 12/15/2037	183,253	199,728
5.50% due 01/15/2038	91,123	99,292
5.50% due 02/15/2038	619,537	675,128
5.50% due 04/15/2038	310,904	338,776
5.50% due 05/15/2038	753,086	837,591
5.50% due 06/15/2038	388,552	423,415
5.50% due 07/15/2038	312,992	343,219
5.50% due 08/15/2038	317,442	346,970
5.50% due 10/15/2038	162,157	176,846
5.50% due 11/15/2038	54,844	59,761
5.50% due 12/15/2038	257,681	280,989
5.50% due 01/15/2039	135,507	147,674
5.50% due 02/15/2039	258,222	281,798
5.50% due 03/15/2039	163,346	178,531
5.50% due 05/15/2039	42,900	46,780
5.50% due 08/15/2039	217,639	237,132
5.50% due 09/15/2039	292,211	318,385
5.50% due 10/15/2039	100,232	109,211
5.50% due 11/15/2039	3,133	3,416
5.50% due 01/15/2040	58,780	64,030
5.50% due 03/15/2040	586,312	639,373
5.50% due 04/15/2040	183,360	201,489
5.50% due 05/15/2040	85,474	93,109
5.50% due 08/15/2040	410,037	446,793
5.50% due 09/15/2040	177,339	193,180
5.50% due 11/15/2040	182,256	198,631
5.50% due 02/15/2041	125,964	137,274
5.50% due 03/15/2041	53,749	58,546
5.50% due 04/15/2041	126,772	138,086
5.50% due 05/15/2041	29,418	32,043
5.50% due 06/15/2041	189,191	206,076
5.50% due 09/15/2041	8,215	8,948
6.00% due 11/15/2023	1,306	1,450
6.00% due 01/15/2024	2,899	3,220
6.00% due 07/15/2028	1,543	1,739
6.00% due 12/15/2028	24,148	27,202
6.00% due 01/15/2029	178,308	199,814
6.00% due 02/15/2029	101,193	113,021
6.00% due 03/15/2029	118,223	132,899
6.00% due 04/15/2029	117,705	131,674
6.00% due 05/15/2029	24,605	27,673
6.00% due 06/15/2029	65,443	73,403
6.00% due 07/15/2029	13,843	15,508
6.00% due 08/15/2029	6,994	7,866
6.00% due 04/15/2031	4,403	4,922
6.00% due 07/15/2031	13,322	14,968
6.00% due 10/15/2031	34,042	38,107
6.00% due 11/15/2031	133,128	149,382
6.00% due 12/15/2031	43,682	48,977
6.00% due 01/15/2032	27,212	30,443
6.00% due 02/15/2032	11,601	13,028
6.00% due 07/15/2032	31,913	35,837
6.00% due 09/15/2032	16,117	18,100
6.00% due 10/15/2032	70,594	79,188
6.00% due 11/15/2032	776	870
6.00% due 12/15/2032	24,844	27,868
6.00% due 01/15/2033	50,901	57,053
6.00% due 02/15/2033	78,107	87,437
6.00% due 03/15/2033	45,394	50,897
6.00% due 04/15/2033	149,657	167,689
6.00% due 05/15/2033	51,322	57,680
6.00% due 06/15/2033	8,923	9,990
6.00% due 08/15/2033	60,890	68,253
6.00% due 10/15/2033	13,646	15,278
6.00% due 11/15/2033	15,747	17,690
6.00% due 12/15/2033	146,791	163,895
6.00% due 01/15/2034	84,262	94,131
6.00% due 02/15/2034	94,106	105,631
6.00% due 03/15/2034	23,385	26,091
6.00% due 04/15/2034	126,081	140,765
6.00% due 05/15/2034	6,025	6,751
6.00% due 06/15/2034	65,303	72,882
6.00% due 07/15/2034	65,926	73,746
6.00% due 09/15/2034	42,230	47,069
6.00% due 10/15/2034	39,389	43,947
6.00% due 12/15/2034	41,986	47,123
6.00% due 01/15/2035	14,839	16,624
6.00% due 04/15/2035	28,939	32,193
6.00% due 05/15/2035	6,113	6,830
6.00% due 06/15/2035	45,016	50,079
6.00% due 11/15/2035	2,652	2,955
6.00% due 12/15/2035	56,618	63,358
6.00% due 01/15/2036	43,921	48,801
6.00% due 02/15/2036	50,203	56,059
6.00% due 03/15/2036	27,015	30,251
6.00% due 04/15/2036	78,097	86,936
6.00% due 05/15/2036	145,159	162,252
6.00% due 06/15/2036	63,266	70,234
6.00% due 08/15/2036	4,961	5,519
6.00% due 09/15/2036	41,903	46,483
6.00% due 10/15/2036	47,230	52,490
6.00% due 11/15/2036	44,930	49,878
6.00% due 07/15/2037	8,317	9,271
6.00% due 09/15/2037	7,068	7,845
6.00% due 11/15/2037	11,675	12,963
6.00% due 12/15/2037	12,640	14,030
6.00% due 01/15/2038	1,542	1,712
6.00% due 02/15/2038	11,844	13,148
6.00% due 05/15/2038	25,659	28,485
6.00% due 06/15/2038	17,606	19,545
6.00% due 07/15/2038	51,025	56,646
6.00% due 08/15/2038	6,553	7,275
6.00% due 10/15/2038	90,533	100,502
6.00% due 11/15/2038	60,323	66,963
6.00% due 12/15/2038	68,300	75,822
6.00% due 01/15/2039	114,211	126,807
6.00% due 02/15/2039	29,127	32,356
6.00% due 08/15/2039	33,922	37,695
6.00% due 09/15/2039	18,620	20,685
6.00% due 10/15/2039	25,880	28,734
6.00% due 02/15/2040	5,252	5,826
6.00% due 04/15/2040	15,975	17,721
6.00% due 05/15/2040	2,530	2,807
6.50% due 03/15/2028	7,881	8,837
6.50% due 08/15/2028	12,211	13,567
6.50% due 01/15/2029	1,238	1,426
6.50% due 02/15/2029	512	589
6.50% due 03/15/2029	50,321	57,320
6.50% due 04/15/2029	520	600
6.50% due 05/15/2029	4,199	4,700
6.50% due 06/15/2029	14,067	16,156
6.50% due 07/15/2029	1,077	1,199
6.50% due 10/15/2029	2,661	3,065
6.50% due 08/15/2031	65,050	75,145
6.50% due 09/15/2031	9,620	11,112
6.50% due 10/15/2031	90,301	104,306
6.50% due 11/15/2031	36,492	40,929
6.50% due 12/15/2031	56,942	63,861
6.50% due 02/15/2032	114,572	127,553
6.50% due 05/15/2032	323,857	368,453
6.50% due 06/15/2032	29,191	33,757
7.00% due 03/15/2023	8,484	9,745
7.00% due 01/20/2024	224	258
7.00% due 03/20/2024	213	246
7.00% due 07/20/2025	742	860
7.00% due 09/15/2025	34,643	40,163
7.00% due 01/20/2029	15,910	18,014
7.00% due 02/20/2029	2,793	3,272
7.00% due 06/20/2029	5,685	6,661
7.00% due 07/20/2029	19,208	22,220
7.00% due 09/20/2029	1,973	2,312
7.00% due 10/20/2029	3,901	4,570
7.00% due 11/20/2029	1,225	1,435
7.00% due 03/20/2030	2,478	2,907
7.00% due 06/20/2030	2,419	2,837
7.00% due 08/20/2030	5,504	6,456
7.00% due 09/20/2030	8,207	9,627
7.00% due 10/20/2030	8,868	10,404
8.00% due 11/15/2026	43,655	50,243
8.00% due 12/15/2029	4,627	4,862
8.00% due 04/15/2030	12,575	14,590
8.00% due 05/15/2030	1,186	1,319
8.00% due 08/15/2030	21,190	24,548
8.50% due 03/15/2017	6,122	6,300
8.50% due 12/15/2022	13,219	13,287
8.50% due 01/15/2023	16,804	17,239
8.50% due 09/15/2024	9,138	10,589
9.00% due 07/15/2016	4,305	4,328
9.00% due 10/15/2016	1,899	1,910

		198,546,065

Small Business Administration — 0.0%
6.30% due 06/01/2018	74,290	80,454

Total U.S. Government Agencies (cost $198,919,925)		198,626,519

U.S. GOVERNMENT TREASURIES — 19.4%
United States Treasury Notes — 19.4%
1.75% due 05/15/2023 (cost $39,095,237)	40,000,000	37,462,480

Total Long-Term Investment Securities (cost $238,015,162)		236,088,999

SHORT-TERM INVESTMENT SECURITIES — 9.9%
U.S. Government Treasuries — 9.9%
United States Treasury Bills — 9.9%
0.00% due 07/05/2013	5,000,000	4,999,997
0.00% due 07/25/2013	14,000,000	13,999,977

Total Short-Term Investment Securities (cost $18,999,974)		18,999,974

REPURCHASE AGREEMENT — 0.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $1,528,000)	1,528,000	1,528,000

TOTAL INVESTMENTS (cost $258,543,136)(2)	133.1%	256,616,973
Liabilities in excess of other assets	(33.1)	(63,888,322)

NET ASSETS	100.0%	$192,728,651

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 3 for cost of investments on a tax basis.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
U.S. Government Agencies:
Government National Mtg. Assoc.	$—	$198,546,065	$—	$198,546,065
Small Business Administration	—	80,454	—	80,454
U.S. Government Treasuries:
United States Treasury Notes	—	37,462,480	—	37,462,480
Short-Term Investment Securities:
U.S. Government Treasuries	—	18,999,974	—	18,999,974
Repurchase Agreement	—	1,528,000	—	1,528,000

Total	$—	$256,616,973	$—	$256,616,973

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

Security Description		Principal Amount**/Shares	Value (Note 1)
ASSET BACKED SECURITIES — 2.3%
Diversified Financial Services — 2.3%
AmeriCredit Automobile Receivables Trust Series 2012-4, Class B 1.31% due 11/08/2017		$300,000	$299,424
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017		263,000	264,523
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.70% due 02/20/2036(1)		661,193	650,285
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(1)		884,957	867,572
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(1)		268,995	261,209
Carrington Mtg. Loan Trust FRS Series 2007-RFC1, Class A1 0.24% due 12/25/2036		481,005	462,671
Chase Issuance Trust Series 2012-A4, Class A4 1.58% due 08/16/2021		225,000	215,449
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*		996,250	995,555
CLI Funding V LLC Series 2013-1A Class Note 2.83% due 03/18/2028*		233,025	225,588
Commercial Mtg. Trust Pass Through Certs. Series 2013-CR6, Class A4 3.10% due 03/10/2046(2)		400,000	376,814
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(1)		499,976	501,307
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.56% due 12/25/2034		299,380	288,948
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)		300,000	298,750
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)		130,091	128,623
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020		330,000	381,766
Entergy Arkansas Restoration Funding LLC Series 2010-A, Class A1 2.30% due 08/01/2021		192,162	197,107
Enterprise Fleet Financing LLC Series 2012-2, Class A3 0.93% due 04/20/2018*		450,000	447,061
Fairway Outdoor Funding LLC Series 2012-1A, Class A2 4.21% due 10/15/2042*		245,783	245,650
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(1)		475,225	477,791
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)		468,000	464,175
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*		178,000	176,095
Impac Secured Assets CMN Owner Trust FRS Series 2004-4, Class 2A2 0.55% due 02/25/2035(1)		69,488	63,867
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2 1.87% due 11/15/2045(2)		1,250,000	1,248,872
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)		245,843	247,317
MortgageIT Trust FRS Series 2004-2, Class A1 0.56% due 12/25/2034(1)		256,832	250,342
MortgageIT Trust FRS Series 2004-1, Class A2 1.09% due 11/25/2034(1)		116,812	99,302
Nationstar Mtg. Advance Receivable Trust Series 2013-T2A, Class A2 1.68% due 06/20/2046*		350,000	349,625
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.89% due 08/25/2034		132,730	136,822
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)		347,186	350,012
Structured Asset Securities Corp. Series 2004-5H, Class A4 5.54% due 12/25/2033(1)		350,795	360,849
TAL Advantage V, LLC Series 2013-1A, Class A 2.83% due 02/22/2038*		254,233	243,913
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)		1,334,239	1,346,281
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(1)		292,023	286,180
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(1)		265,159	258,804
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)		165,030	163,869

Total Asset Backed Securities
(cost $13,860,356)			13,632,418

U.S. CORPORATE BONDS & NOTES — 46.1%
Advanced Materials — 0.2%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*		1,025,000	1,039,094

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014		341,000	361,494

Advertising Services — 0.3%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*		1,220,000	954,650
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017		725,000	668,812

			1,623,462

Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018		490,000	468,840
Raytheon Co. Senior Notes 2.50% due 12/15/2022		354,000	325,499

			794,339

Aerospace/Defense-Equipment — 0.5%
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*		1,425,000	1,385,812
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021		322,000	327,115
Sequa Corp. Company Guar. Notes 7.00% due 12/15/2017*		1,205,000	1,192,950

			2,905,877

Airlines — 0.5%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019		897,972	915,932
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015		101,893	102,912
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017		293,395	313,932
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018		1,726,000	1,743,260

			3,076,036

Alternative Waste Technology — 0.3%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*		1,963,000	2,002,260

Auto-Cars/Light Trucks — 0.3%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021		1,235,000	1,363,131
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*		380,000	370,817

			1,733,948

Auto/Truck Parts & Equipment-Original — 0.2%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*		1,425,000	1,435,687

Banks-Commercial — 1.2%
Capital One NA Senior Notes 1.50% due 03/22/2018		575,000	554,215
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022		550,000	545,875
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*		1,870,000	1,930,775
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023		286,000	283,597
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018		501,000	473,600
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019		970,000	1,074,275
Zions Bancorporation Senior Notes 4.00% due 06/20/2016		658,000	688,513
Zions Bancorporation Senior Notes 4.50% due 03/27/2017		783,000	828,058
Zions Bancorporation Senior Notes 4.50% due 06/13/2023		657,000	646,730
Zions Bancorporation FRS Jr. Sub. Notes 5.80% due 06/15/2023(3)		481,000	452,140

			7,477,778

Banks-Fiduciary — 0.1%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*		775,000	753,029

Banks-Super Regional — 0.1%
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026		38,000	42,899
Wachovia Corp. Senior Notes 5.75% due 02/01/2018		206,000	237,263
Wells Fargo & Co. FRS Jr. Sub. Notes 7.98% due 03/15/2018(3)		235,000	265,550

			545,712

Beverages-Non-alcoholic — 0.2%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*		1,630,000	1,356,975

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015		856,000	855,790

Building & Construction Products-Misc. — 0.4%
Builders FirstSource, Inc. Senior Sec. Notes 7.63% due 06/01/2021*		1,524,000	1,474,470
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*		850,000	903,125
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036		321,000	343,489

			2,721,084

Building & Construction-Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*		820,000	805,650

Building Products-Cement — 0.7%
Cemex Finance LLC Senior Sec. Notes 9.38% due 10/12/2022*		770,000	839,300
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/2016		1,225,000	1,295,437
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019		1,861,000	1,944,745

			4,079,482

Cable/Satellite TV — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*		1,320,000	1,300,200
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021		1,838,000	1,916,115
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033		1,185,000	1,133,817
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042		832,000	742,206
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/2015		912,000	987,240
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028		250,000	317,600
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019		550,000	584,375

			6,981,553

Casino Hotels — 1.2%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020		1,997,000	1,882,172
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016		800,000	658,000
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(4)(19)		1,523,849	1,645,757
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*		755,000	800,300
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*		987,000	949,988
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*		575,000	557,750
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021*		913,000	922,130

			7,416,097

Casino Services — 0.2%
Chukchansi Economic Development Authority Sec. Notes 9.75% due 05/30/2020*(5)		987,091	478,739
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015		293,000	311,313
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015		450,000	478,125

			1,268,177

Cellular Telecom — 0.6%
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020		1,415,000	1,358,400
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*		1,208,000	1,229,140
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020		1,268,000	1,331,400

			3,918,940

Chemicals-Diversified — 0.2%
Olin Corp. Senior Notes 5.50% due 08/15/2022		1,355,000	1,368,550

Chemicals-Other — 0.2%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*		870,000	968,963

Chemicals-Plastics — 0.3%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020*		313,000	312,217
PolyOne Corp. Senior Notes 5.25% due 03/15/2023*		1,229,000	1,210,565

			1,522,782

Chemicals-Specialty — 0.5%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		248,000	312,725
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*		2,730,000	2,573,025

			2,885,750

Coal — 0.9%
Arch Coal, Inc. Company Guar. Notes 9.88% due 06/15/2019*		303,000	287,850
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*		1,020,000	1,020,000
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018		821,000	823,052
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020		1,140,000	1,202,700
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*		2,141,000	2,183,820

			5,517,422

Coatings/Paint — 0.2%
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*		1,314,000	1,340,280

Commercial Services — 0.2%
Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*		950,000	998,688

Commercial Services-Finance — 0.4%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015		820,000	811,800
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*		1,345,000	1,398,800

			2,210,600

Computer Services — 0.5%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015		399,000	423,109
International Business Machines Corp. Senior Notes 0.45% due 05/06/2016		1,359,000	1,339,830
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020		623,000	583,207
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027		375,000	462,187

			2,808,333

Computers — 0.2%
Apple, Inc. Senior Notes 1.00% due 05/03/2018		557,000	534,886
Apple, Inc. Senior Notes 2.40% due 05/03/2023		705,000	653,862

			1,188,748

Computers-Memory Devices — 0.1%
EMC Corp. Senior Notes 1.88% due 06/01/2018		471,000	465,585

Consumer Products-Misc. — 0.7%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*		1,373,000	1,369,567
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020		1,650,000	1,662,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019		1,000,000	1,070,000

			4,101,942

Containers-Metal/Glass — 0.5%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023		478,000	442,150
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026		2,200,000	2,420,000

			2,862,150

Containers-Paper/Plastic — 0.2%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*		650,000	682,500
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*		677,000	719,313

			1,401,813

Data Processing/Management — 0.3%
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*		1,853,000	1,903,957

Direct Marketing — 0.1%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*		850,100	892,605

Distribution/Wholesale — 0.4%
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*		982,000	888,424
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*		1,425,000	1,360,875

			2,249,299

Diversified Banking Institutions — 2.1%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017		1,045,000	1,091,826
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018		1,134,000	1,284,255
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 08/05/2013(3)		1,070,000	898,800
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019		1,200,000	1,293,888
Bank of America Corp. Senior Notes 5.88% due 01/05/2021		430,000	483,959
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025		117,000	131,873
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023		834,000	749,042
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		1,153,000	1,108,529
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(3)		355,000	351,450
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021		505,000	540,299
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018		603,000	679,484
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		701,000	718,079
JPMorgan Chase & Co. Senior Notes 4.25% due 11/02/2018	NZD	750,000	558,128
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019		386,000	448,415
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(3)		304,000	343,520
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.28% due 05/15/2077		140,000	106,400
Morgan Stanley Senior Notes 2.13% due 04/25/2018		573,000	548,379
Morgan Stanley Senior Notes 3.75% due 02/25/2023		306,000	292,623
Morgan Stanley Senior Notes 6.25% due 08/09/2026		579,000	634,568
Morgan Stanley Senior Notes 6.38% due 07/24/2042		492,000	548,904

			12,812,421

Diversified Financial Services — 0.3%
General Electric Capital Corp. FRS Jr. Sub. Notes 5.25% due 06/15/2023(3)		500,000	477,500
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038		467,000	514,053
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032		652,000	781,764

			1,773,317

Diversified Manufacturing Operations — 0.3%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*		1,325,000	1,391,250
Textron, Inc. Senior Notes 4.63% due 09/21/2016		595,000	643,711

			2,034,961

E-Commerce/Services — 0.4%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*		2,215,000	2,203,925

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042		161,000	139,327

Electric-Generation — 0.4%
AES Corp. Senior Notes 8.00% due 10/15/2017		1,020,000	1,147,500
Edison Mission Energy Senior Notes 7.63% due 05/15/2027†(5)(7)		1,475,000	826,000
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017		372,826	381,215

			2,354,715

Electric-Integrated — 0.9%
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		860,000	934,259
Exelon Generation Co. LLC Senior Notes 5.20% due 10/01/2019		762,000	837,974
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042		591,000	593,766
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023		1,176,000	1,092,639
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		456,000	480,896
Georgia Power Co. Senior Notes 3.00% due 04/15/2016		180,000	188,365
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022		186,000	201,333
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017		346,160	380,776
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021		590,000	600,398
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021		376,000	404,088

			5,714,494

Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 4.05% due 07/01/2023		338,000	338,602
ITC Holdings Corp. Senior Notes 5.30% due 07/01/2043		491,000	495,653

			834,255

Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022		1,697,000	1,667,302
Intel Corp. Senior Notes 4.00% due 12/15/2032		313,000	290,661

			1,957,963

Enterprise Software/Service — 0.2%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019		1,340,000	1,373,500

Finance-Auto Loans — 0.4%
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*		1,654,000	1,695,350
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018		675,000	734,062

			2,429,412

Finance-Commercial — 0.4%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*		1,270,000	1,231,900
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*		1,428,000	1,385,160

			2,617,060

Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021		322,000	355,987

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 6.25% due 01/15/2036		366,000	353,190
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)		280,000	56
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)		361,000	72
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037		367,000	361,261

			714,579

Finance-Leasing Companies — 0.4%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020		1,620,000	1,563,300
Air Lease Corp. Senior Notes 6.13% due 04/01/2017		678,000	701,730

			2,265,030

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015		229,000	230,106
National Rural Utilities Cooperative Finance Corp. FRS Sub. Notes 4.75% due 04/30/2043		377,000	366,633

			596,739

Financial Guarantee Insurance — 0.2%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*		1,360,000	1,156,000

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*		1,115,000	1,154,025

Food-Dairy Products — 0.3%
Land O’ Lakes Capital Trust I Limited Guar. Notes 7.45% due 03/15/2028*		1,450,000	1,421,000
Land O’ Lakes, Inc. Senior Notes 6.00% due 11/15/2022*		665,000	684,950

			2,105,950

Food-Retail — 0.2%
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*		1,573,000	1,462,890

Gambling (Non-Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(8)(9)		792,609	313,081

Home Furnishings — 0.2%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015		1,033,000	1,071,738

Independent Power Producers — 0.7%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*		774,000	839,790
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*		785,000	843,875
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018		1,486,000	1,649,460
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018		190,000	203,300
NRG Energy, Inc. Company Guar. Notes 7.63% due 05/15/2019		35,000	36,575
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020		430,000	463,325

			4,036,325

Insurance-Life/Health — 0.5%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023		458,000	445,169
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*		295,000	329,321
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*		634,000	611,437
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*		699,000	699,131
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015		274,000	294,842
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043		628,000	615,440

			2,995,340

Insurance-Multi-line — 0.3%
Loews Corp. Senior Notes 2.63% due 05/15/2023		428,000	389,303
Loews Corp. Senior Notes 4.13% due 05/15/2043		407,000	349,399
Metropolitan Life Global Funding I Sec. Notes 1.88% due 06/22/2018*		534,000	524,815
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*		727,000	752,028

			2,015,545

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*		195,000	200,429
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*		779,000	771,403

			971,832

Investment Management/Advisor Services — 0.1%
Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*		887,000	867,043

Marine Services — 0.2%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019		1,226,000	1,270,443

Medical Instruments — 0.4%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017		2,580,000	2,670,300

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027		370,000	467,980
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020		1,894,000	1,979,230

			2,447,210

Medical-Biomedical/Gene — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021		252,000	267,941

Medical-Drugs — 0.4%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*		568,000	568,624
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019		1,825,000	1,843,250

			2,411,874

Medical-Generic Drugs — 0.3%
Actavis, Inc. Senior Notes 3.25% due 10/01/2022		529,000	493,187
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*		165,000	162,601
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*		827,000	954,315

			1,610,103

Medical-Hospitals — 1.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017		1,855,000	1,966,300
HCA, Inc. Senior Notes 7.50% due 11/15/2095		2,325,000	2,162,250
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019		2,347,000	2,369,003
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031		1,320,000	1,135,200

			7,632,753

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018		311,000	302,356

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021		458,000	415,087

MRI/Medical Diagnostic Imaging — 0.4%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018		2,547,000	2,725,290

Multimedia — 0.2%
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021		405,000	436,871
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028		479,000	575,866
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033		385,000	453,768

			1,466,505

Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*		794,000	807,895

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003† (8)(9)(10)(11)		500,000	0

Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019		1,453,000	1,380,350

Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc. Company Guar. Notes 10.50% due 10/15/2017*		635,000	677,863

Oil Companies-Exploration & Production — 5.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018		1,140,000	1,182,750
Anadarko Holding, Co. Senior Notes 7.15% due 05/15/2028		637,000	729,529
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*		1,271,000	1,213,805
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020		1,155,000	1,201,200
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022		526,000	536,520
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021		635,000	668,337
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023		270,000	273,375
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015		880,000	972,400
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023*		155,000	150,738
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022		1,213,000	1,297,910
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018		1,560,000	1,606,800
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019		1,555,000	1,570,550
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021		1,393,000	1,351,210
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020		248,000	247,380
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*		827,000	787,717
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020		635,000	666,750
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021*		740,000	728,900
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC Senior Notes 9.25% due 06/01/2021*		1,460,000	1,372,400
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020		1,250,000	1,262,500
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019		1,211,000	1,162,560
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020*		915,000	887,550
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016		624,000	695,905
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019		565,000	599,082
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021		301,000	318,656
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022		520,000	551,084
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023		2,511,000	2,686,524
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021		754,000	812,435
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020*		1,300,000	1,339,000
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021		1,415,000	1,381,394
Samson Investment Co. Senior Notes 10.00% due 02/15/2020*		1,115,000	1,174,931
Talos Production LLC/Talos Production Finance, Inc. Senior Notes 9.75% due 02/15/2018*		865,000	821,750

			30,251,642

Oil Companies-Integrated — 0.3%
Chevron Corp. Senior Notes 0.89% due 06/24/2016		350,000	350,458
Chevron Corp. Senior Notes 1.72% due 06/24/2018		525,000	520,172
Hess Corp. Senior Notes 5.60% due 02/15/2041		395,000	405,266
Hess Corp. Senior Notes 7.88% due 10/01/2029		235,000	293,625
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042		385,000	336,455

			1,905,976

Oil Refining & Marketing — 0.2%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014		735,000	780,019
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022		550,000	558,739

			1,338,758

Oil-Field Services — 0.4%
Green Field Energy Services, Inc. Senior Sec. Notes 13.25% due 11/15/2016*		1,091,000	1,129,185
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*		650,000	669,500
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019		700,000	724,500

			2,523,185

Paper & Related Products — 0.8%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*		1,439,000	1,367,050
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*		476,000	462,982
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*		866,000	965,677
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*		941,000	980,993
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020		1,012,000	1,001,880

			4,778,582

Petrochemicals — 0.3%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020*		1,719,000	1,684,620

Pipelines — 1.6%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023		1,246,000	1,155,665
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022		1,020,000	1,032,750
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*		493,000	468,350
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*		775,000	776,938
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042		465,000	411,904
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021		87,000	93,343
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020		1,100,000	1,201,750
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042		424,000	452,165
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*		240,000	293,690
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018		805,000	861,350
Inergy Midstream LP/NRGM Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*		840,000	810,600
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021		614,000	632,420
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016		650,000	653,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*		918,000	878,985

			9,723,160

Printing-Commercial — 0.4%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019		1,125,000	1,181,250
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021		990,000	970,200

			2,151,450

Publishing-Newspapers — 0.2%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*		1,275,000	1,338,750

Publishing-Periodicals — 0.1%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*		782,000	772,225

Radio — 0.2%
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*		1,298,000	1,200,650

Real Estate Investment Trusts — 0.5%
Corrections Corp. of America Company Guar. Notes 4.13% due 04/01/2020*		1,300,000	1,270,750
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024		957,000	988,102
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2021*		1,105,000	1,071,850

			3,330,702

Real Estate Management/Services — 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019		1,340,000	1,440,500

Real Estate Operations & Development — 0.3%
First Industrial LP Senior Notes 5.75% due 01/15/2016		1,535,000	1,625,880

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(8)(9)		3,285,000	124

Rental Auto/Equipment — 0.3%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022		1,140,000	1,188,450
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*		429,000	423,637

			1,612,087

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021		820,000	890,725

Retail-Automobile — 0.2%
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018		926,000	1,032,490

Retail-Drug Store — 0.4%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*		236,303	258,503
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*		371,431	414,325
Rite Aid Corp. Company Guar. Notes 6.75% due 06/15/2021*		963,000	946,147
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020		600,000	664,500

			2,283,475

Retail-Pawn Shops — 0.2%
Cash America International, Inc. Senior Notes 5.75% due 05/15/2018*		1,175,000	1,122,125

Retail-Pet Food & Supplies — 0.2%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*		1,083,000	1,153,395

Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022		640,000	654,400

Retail-Regional Department Stores — 0.4%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021*		2,095,000	2,129,044

Retail-Restaurants — 0.8%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018		1,095,000	1,212,712
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*		1,713,000	1,807,215
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*		1,607,000	1,767,700

			4,787,627

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Escrow Notes 11.00% due 06/01/2007†(8)(9)		100,000	0

Savings & Loans/Thrifts — 0.4%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017		569,000	597,963
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020		717,000	830,705
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		459,000	527,806
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015		300,000	307,600

			2,264,074

Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/2047		386,000	376,939
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037		191,000	173,219
University of Pennsylvania Senior Notes 4.67% due 09/01/2112		292,000	279,281

			829,439

Security Services — 0.1%
ADT Corp. Senior Notes 4.88% due 07/15/2042		465,000	394,762

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021		1,043,000	1,121,225

Special Purpose Entities — 0.4%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*		1,564,000	1,517,080
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*		856,000	857,759
MassMutual Global Funding II Sec. Notes 2.50% due 10/17/2022*		345,000	312,741

			2,687,580

Steel Pipe & Tube — 0.2%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*		1,490,000	1,456,475

Steel-Producers — 0.4%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*		935,000	984,087
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/2020		425,000	448,375
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*		800,000	812,000

			2,244,462

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020		1,165,000	1,252,375

Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028		251,000	283,328
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020		825,000	932,250

			1,215,578

Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 6.50% due 09/01/2037		306,000	347,187
BellSouth Corp. Senior Notes 6.55% due 06/15/2034		430,000	469,516
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020		800,000	822,000
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018		1,600,000	1,756,000
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021		99,000	113,107
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032		2,700,000	2,970,000
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038		116,000	135,070
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023		1,051,000	982,685

			7,595,565

Television — 0.1%
Local TV Finance LLC Senior Notes 9.25% due 06/15/2015*(4)		681,081	681,932

Theaters — 0.3%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022		680,000	697,850
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023		891,000	862,042

			1,559,892

Transport-Equipment & Leasing — 0.2%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*		940,000	925,402

Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111		402,000	441,765

Transport-Services — 0.3%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022		675,000	691,875
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022		1,045,000	1,045,000

			1,736,875

Travel Services — 0.3%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*		1,521,000	1,619,865

Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037		11,445	11,850

Total U.S. Corporate Bonds & Notes
(cost $282,873,756)			280,024,043

FOREIGN CORPORATE BONDS & NOTES — 13.9%
Appliances — 0.1%
Arcelik AS Senior Notes 5.00% due 04/03/2023*		500,000	447,500

Auto-Cars/Light Trucks — 0.2%
Automotores Gildemeister SA Company Guar. Notes 6.75% due 01/15/2023*		800,000	680,000
Volkswagen International Finance NV Company Guar. Notes 1.60% due 11/20/2017*		380,000	372,669

			1,052,669

Auto/Truck Parts & Equipment-Original — 0.2%
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*		1,425,000	1,353,750

Banks-Commercial — 2.1%
Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY	2,385,000	1,135,432
ANZ New Zealand Int’l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*		915,000	907,854
Axis Bank, Ltd. Senior Notes 5.13% due 09/05/2017		500,000	507,882
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*	BRL	3,100,000	1,285,096
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	269,100
Bank of Ceylon Senior Notes 6.88% due 05/03/2017*		450,000	454,500
Bank of Montreal Senior Notes 1.45% due 04/09/2018		509,000	491,301
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*		314,000	339,660
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.63% due 05/29/2018	NOK	5,000,000	810,745
ING Bank NV Notes 2.00% due 09/25/2015*		1,499,000	1,511,712
Malayan Banking Bhd Sub. Notes 3.25% due 09/20/2022		500,000	483,669
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015		719,000	728,785
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017		1,040,000	1,013,221
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		700,000	680,120
RHB Bank Bhd Senior Notes 3.25% due 05/11/2017		425,000	423,779
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		500,000	521,850
Turkiye Garanti Bankasi AS Senior Notes 5.25% due 09/13/2022*		575,000	538,344
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		355,000	319,500
Turkiye Is Bankasi Senior Notes 3.88% due 11/07/2017		500,000	487,500

			12,910,050

Banks-Special Purpose — 0.4%
Burgan Finance No. 1, Ltd. Bank Guar. Notes 7.88% due 09/29/2020		1,005,000	1,105,500
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		600,000	534,000
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/2015	NOK	5,500,000	940,904

			2,580,404

Building Products-Cement — 0.2%
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*		625,000	606,250
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/2020		550,000	561,000

			1,167,250

Building-Heavy Construction — 0.1%
Andrade Gutierrez International SA Company Guar. Notes 4.00% due 04/30/2018*		560,000	526,400

Cable/Satellite TV — 0.2%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*		1,200,000	1,248,000

Cellular Telecom — 0.1%
VimpelCom Holdings BV Company Guar. Notes 9.00% due 02/13/2018*	RUB	24,000,000	719,560

Chemicals-Diversified — 0.1%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*		753,000	807,894

Coal — 0.1%
Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018		200,000	196,000
Indo Energy Finance II BV Senior Sec. Notes 6.38% due 01/24/2023*		450,000	392,625

			588,625

Commercial Services — 0.3%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*		1,789,000	1,815,835

Cruise Lines — 0.3%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022		1,918,000	1,879,640

Diversified Banking Institutions — 0.2%
Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028		301,000	277,925
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023		307,000	291,255
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019		417,000	463,326

			1,032,506

Diversified Financial Services — 0.2%
DTEK Finance PLC Company Guar. Notes 7.88% due 04/04/2018*		650,000	606,125
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*		628,000	674,388

			1,280,513

Diversified Manufacturing Operations — 0.4%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*		1,590,000	1,578,075
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*		307,000	302,849
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*		311,000	309,047
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015		292,000	292,468

			2,482,439

Diversified Minerals — 0.7%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.00% due 04/01/2017*		825,000	802,312
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*		600,000	599,250
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*		1,250,000	1,212,500
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040		763,000	715,795
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		610,000	600,850

			3,930,707

Diversified Operations — 0.2%
KOC Holding AS Senior Notes 3.50% due 04/24/2020*		650,000	562,250
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*		650,000	615,875

			1,178,125

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		200,000	222,000
Comision Federal de Electricidad Senior Notes 4.88% due 05/26/2021*		500,000	511,250

			733,250

Electric-Integrated — 0.2%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/2021		500,000	483,750
E-CL SA Senior Notes 5.63% due 01/15/2021		550,000	571,059
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	266,000,000	148,110

			1,202,919

Electric-Transmission — 0.1%
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/2021*		360,000	372,600

Finance-Leasing Companies — 0.5%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019		1,800,000	1,869,750
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*		1,047,000	1,083,645

			2,953,395

Food-Meat Products — 0.1%
BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	176,000
BRF SA Senior Notes 7.75% due 05/22/2018*	BRL	1,000,000	387,658
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		260,000	237,380

			801,038

Gas-Transportation — 0.0%
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		200,000	177,000

Gold Mining — 0.2%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		700,000	591,500
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		500,000	485,000

			1,076,500

Independent Power Producers — 0.1%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(8)(9)(10)(13)		725,000	0
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*		500,000	490,000

			490,000

Insurance-Multi-line — 0.2%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(3)		997,000	1,019,432

Investment Companies — 0.1%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*		539,000	478,801

Medical Products — 0.1%
Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*		269,000	265,922
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*		387,000	368,658

			634,580

Medical-Drugs — 0.3%
Hypermarcas SA Senior Notes 6.50% due 04/20/2021*		310,000	311,550
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*		659,000	655,989
VPII Escrow Corp. Senior Notes 6.75% due 08/15/2018*		825,000	845,625

			1,813,164

Metal-Diversified — 0.1%
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018		312,000	303,190
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		370,000	349,650

			652,840

Metal-Iron — 0.0%
OJSC Novolipetsk Steel via Steel Funding, Ltd. Notes 4.95% due 09/26/2019*		265,000	245,788

Municipal Bonds — 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		870,000	819,009

Oil & Gas Drilling — 0.4%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*		1,050,000	981,750
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020		495,000	557,176
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038		349,000	371,259
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031		280,000	311,211

			2,221,396

Oil Companies-Exploration & Production — 0.4%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		418,000	521,118
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		260,000	269,100
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021*		600,000	651,000
KazMunayGas National Co. JSC Company Guar. Notes 7.00% due 05/05/2020		500,000	565,000
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*		720,000	689,400

			2,695,618

Oil Companies-Integrated — 1.0%
Alliance Oil Co., Ltd. Company Guar. Notes 7.00% due 05/04/2020*		650,000	591,500
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017		214,000	214,261
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016		511,000	523,285
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015		758,000	792,237
MOL Group Finance SA Company Guar. Notes 6.25% due 09/26/2019		625,000	603,125
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		350,000	211,750
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		1,350,000	1,236,937
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*		271,000	243,900
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019		600,000	655,113
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*		200,000	185,300
Sibur Securities, Ltd. Company Guar. Notes 3.91% due 01/31/2018*		310,000	286,750
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024		336,000	311,608
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043		103,000	93,159

			5,948,925

Oil Refining & Marketing — 0.0%
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	182,467

Paper & Related Products — 0.1%
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022		880,000	849,610

Pastoral & Agricultural — 0.1%
MHP SA Company Guar. Notes 8.25% due 04/02/2020*		650,000	578,822

Petrochemicals — 0.1%
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*		559,000	547,820

Pipelines — 0.0%
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		200,000	206,500

Real Estate Operations & Development — 0.5%
Agile Property Holdings, Ltd. Company Guar. Notes 9.88% due 03/20/2017		350,000	366,625
China Overseas Finance Cayman II, Ltd. Company Guar. Notes 5.50% due 11/10/2020		300,000	311,266
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	183,000
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018		410,000	444,850
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*		1,525,000	1,494,500
Shimao Property Holdings, Ltd. Company Guar. Notes 6.63% due 01/14/2020		475,000	417,893

			3,218,134

Retail-Major Department Stores — 0.1%
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		500,000	450,750

Satellite Telecom — 0.3%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*		1,930,000	1,949,300

Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Senior Notes 5.75% due 03/15/2023*		935,000	942,012

Semiconductor Equipment — 0.2%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/2018		1,100,000	1,188,000

Sovereign — 0.2%
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		950,000	826,500
Republic of Angola Via Northern Lights III BV Senior Notes 7.00% due 08/16/2019		250,000	256,875

			1,083,375

Sovereign Agency — 0.2%
AHML Finance, Ltd. Notes 7.75% due 02/13/2018*	RUB	35,000,000	1,039,680

Special Purpose Entities — 0.1%
Federal Grid Co. OJS via Federal Grid Finance, Ltd. Notes 8.45% due 03/13/2019	RUB	29,000,000	861,670
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(5)(8)(9)(13)		1,330,000	0

			861,670

Specified Purpose Acquisitions — 0.1%
EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*		322,000	298,362

Steel Pipe & Tube — 0.1%
TMK OAO Via TMK Capital SA Senior Notes 6.75% due 04/03/2020*		650,000	602,875

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 7.25% due 03/01/2041		695,000	649,825
Severstal OAO Via Steel Capital SA Senior Notes 4.45% due 03/19/2018*		650,000	614,250
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*		200,000	182,500

			1,446,575

Sugar — 0.1%
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL	1,590,000	677,835

SupraNational Banks — 0.1%
International Bank for Reconstruction & Development Senior Notes 3.63% due 02/20/2018	NZD	750,000	569,730

Telecom Services — 0.3%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*		900,000	931,500
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(4)(19)		1,013,626	1,021,228

			1,952,728

Telephone-Integrated — 0.5%
British Telecommunications PLC Senior Notes 1.63% due 06/28/2016		499,000	501,188
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	314,724
Koninklijke KPN NV VRS Senior Sub. Notes 7.00% due 03/28/2073*		253,000	238,924
Oi SA Senior Notes 5.75% due 02/10/2022		600,000	558,750
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	575,000	238,365
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		185,000	187,738
Telefonica Chile SA Senior Notes 3.88% due 10/12/2022		700,000	639,240
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018		164,000	158,852

			2,837,781

Television — 0.0%
Myriad International Holdings BV Company Guar. Notes 6.38% due 07/28/2017		200,000	219,000

Transport-Rail — 0.2%
Russian Railways via RZD Capital PLC Senior Notes 5.70% due 04/05/2022		400,000	414,000
Russian Railways via RZD Capital PLC Senior Notes 8.30% due 04/02/2019	RUB	20,000,000	609,625

			1,023,625

Transport-Services — 0.1%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		600,000	524,640

Total Foreign Corporate Bonds & Notes (cost $90,508,829)			84,589,413

FOREIGN GOVERNMENT AGENCIES — 13.1%
Regional Authority — 0.2%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		527,000	525,208
Province of British Columbia Senior Notes 2.85% due 06/15/2015		612,000	639,724

			1,164,932

Sovereign — 12.8%
Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020		610,000	478,972
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		530,000	376,406
Commonwealth of Australia Senior Notes 4.50% due 10/21/2014	AUD	870,000	816,234
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019		260,000	249,600
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	211,250
Dominican Republic Senior Notes 5.88% due 04/18/2024*		370,000	356,125
Dominican Republic Senior Notes 7.50% due 05/06/2021		437,000	470,867
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	687,000
Dominican Republic Senior Notes 9.04% due 01/23/2018		404,401	442,820
Federal Republic of Nigeria Senior Notes 6.75% due 01/28/2021		500,000	522,500
Federative Republic of Brazil Senior Notes 2.63% due 01/05/2023		570,000	495,900
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		750,000	800,625
Federative Republic of Brazil Senior Notes 10.25% due 01/10/2028	BRL	2,000,000	918,726
Federative Republic of Brazil Senior Bonds 12.50% due 01/05/2022	BRL	1,700,000	891,389
Government of Canada Senior Notes 0.88% due 02/14/2017		527,000	524,418
Government of Canada Bonds 4.25% due 06/01/2018	CAD	300,000	317,660
Government of Canada Bonds 5.75% due 06/01/2029	CAD	2,435,000	3,204,374
Government of Malaysia Notes 3.31% due 10/31/2017	MYR	7,100,000	2,239,301
Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	2,000,000	1,634,230
Government of Romania Senior Notes 6.75% due 02/07/2022*		420,000	468,237
Government of Ukraine Bonds 7.50% due 04/17/2023		700,000	614,250
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022*		1,300,000	1,144,260
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	7,620,000	1,380,578
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	19,250,000	3,194,614
Lebanese Republic Senior Notes 8.25% due 04/12/2021		500,000	532,500
Northern Territory Treasury Corp. Senior Notes 5.75% due 11/20/2016	AUD	1,200,000	1,184,476
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		620,000	782,750
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033		580,000	736,600
Republic of Argentina Senior Notes 2.50% due 12/31/2038(6)		1,144,761	372,047
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,915,866	1,077,674
Republic of Argentina Senior Notes 8.75% due 06/02/2017		440,000	333,300
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	310,000	498,178
Republic of Belarus Senior Notes 8.75% due 08/03/2015		930,000	932,325
Republic of Belarus Senior Notes 8.95% due 01/26/2018		550,000	548,625
Republic of Bulgaria Bonds 8.25% due 01/15/2015		1,270,000	1,397,000
Republic of Colombia Senior Notes 4.38% due 07/12/2021		1,650,000	1,718,475
Republic of Colombia Senior Notes 7.38% due 03/18/2019		650,000	790,400
Republic of Costa Rica Bonds 4.38% due 04/30/2025*		200,000	183,500
Republic of Croatia Notes 5.50% due 04/04/2023*		690,000	669,300
Republic of El Salvador Senior Notes 7.38% due 12/01/2019		770,000	848,925
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		700,000	680,750
Republic of Hungary Senior Notes 4.13% due 02/19/2018		450,000	437,625
Republic of Hungary Senior Notes 4.75% due 02/03/2015		55,000	55,688
Republic of Hungary Senior Notes 6.25% due 01/29/2020		570,000	595,650
Republic of Hungary Senior Notes 6.38% due 03/29/2021		880,000	915,200
Republic of Hungary Senior Notes 7.63% due 03/29/2041		752,000	785,088
Republic of Indonesia Bonds 3.75% due 04/25/2022		600,000	564,000
Republic of Indonesia Senior Notes 4.63% due 04/15/2043*		347,000	303,625
Republic of Indonesia Bonds 5.25% due 01/17/2042		700,000	665,000
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	510,000	693,061
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	1,040,000	1,422,701
Republic of Ivory Coast Senior Notes 7.10% due 12/31/2032(6)		700,000	574,000
Republic of Latvia Senior Notes 5.25% due 06/16/2021		540,000	568,350
Republic of Lithuania Senior Notes 5.13% due 09/14/2017		100,000	106,940
Republic of Panama Senior Notes 6.70% due 01/26/2036		600,000	697,500
Republic of Panama Senior Notes 7.13% due 01/29/2026		100,000	122,250
Republic of Peru Senior Notes 7.13% due 03/30/2019		350,000	423,500
Republic of Peru Senior Bonds 7.84% due 08/12/2020	PEN	2,400,000	992,868
Republic of Peru Senior Notes 8.20% due 08/12/2026	PEN	1,800,000	790,266
Republic of Poland Senior Notes 3.00% due 03/17/2023		1,570,000	1,416,925
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	7,100,000	2,074,956
Republic of Poland Senior Notes 5.00% due 03/23/2022		800,000	860,000
Republic of Poland Senior Notes 5.13% due 04/21/2021		540,000	587,250
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	5,500,000	1,778,019
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	2,000,000	654,227
Republic of Singapore Senior Notes 2.25% due 06/01/2021	SGD	1,900,000	1,510,105
Republic of Slovenia Bonds 4.75% due 05/10/2018*		430,000	408,500
Republic of Slovenia Bonds 5.85% due 05/10/2023*		440,000	409,200
Republic of South Africa Senior Notes 4.67% due 01/17/2024		930,000	888,150
Republic of South Africa Bonds 5.88% due 05/30/2022		200,000	214,000
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	12,000,000	929,807
Republic of South Africa Bonds 6.75% due 03/31/2021	ZAR	5,000,000	485,162
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	8,600,000	1,054,597
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		400,000	378,000
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		693,000	686,070
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		770,000	758,450
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,100,000	1,163,250
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		1,200,000	1,584,000
Republic of the Philippines Senior Notes 9.38% due 01/18/2017		200,000	250,000
Republic of the Philippines Senior Notes 9.50% due 02/02/2030		350,000	525,000
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		50,000	79,250
Republic of Turkey Senior Notes 3.25% due 03/23/2023		450,000	392,625
Republic of Turkey Bonds 4.88% due 04/16/2043		330,000	283,800
Republic of Turkey Bonds 6.00% due 01/14/2041		800,000	798,000
Republic of Ukraine Bonds 6.75% due 11/14/2017		470,000	430,050
Republic of Ukraine Senior Notes 7.95% due 02/23/2021		460,000	423,200
Republic of Uruguay Notes 8.00% due 11/18/2022		459,594	579,778
Republic of Venezuela Bonds 9.00% due 05/07/2023		550,000	457,875
Republic of Venezuela Senior Notes 11.75% due 10/21/2026		780,000	741,000
Republic of Venezuela Senior Notes 11.95% due 08/05/2031		880,000	840,400
Republic of Venezuela Senior Notes 12.75% due 08/23/2022		100,000	102,500
Russian Federation Senior Notes 3.63% due 04/29/2015		700,000	724,500
Russian Federation Senior Notes 4.50% due 04/04/2022		600,000	612,822
Russian Federation Senior Notes 5.63% due 04/04/2042		400,000	415,000
Russian Federation Senior Notes 7.50% due 03/31/2030(6)		1,338,765	1,568,029
Russian Federation Bonds 7.85% due 03/10/2018	RUB	25,000,000	793,228
United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	200,000	249,266
United Mexican States Senior Notes 3.63% due 03/15/2022		300,000	294,000
United Mexican States Senior Notes 4.75% due 03/08/2044		666,000	592,740
United Mexican States Bonds 6.50% due 06/09/2022	MXN	10,000,000	811,187
United Mexican States Bonds 7.75% due 11/13/2042	MXN	10,000,000	831,188
United Mexican States Bonds 8.50% due 05/31/2029	MXN	5,900,000	542,749

			77,619,328

Sovereign Agency — 0.1%
Eskom Holdings SOC, Ltd. Senior Notes 5.75% due 01/26/2021		400,000	396,000
Vnesheconombank Via VEB Finance PLC Senior Notes 6.03% due 07/05/2022*		410,000	422,300

			818,300

Total Foreign Government Agencies (cost $86,479,408)			79,602,560

FOREIGN GOVERNMENT TREASURIES — 0.5%
Sovereign — 0.5%
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022 (cost $3,068,196)	GBP	2,100,000	3,013,214

U.S. GOVERNMENT AGENCIES — 7.9%
Federal Home Loan Mtg. Corp. — 2.2%
2.50% due 01/01/2028		499,892	503,569
3.00% due 02/01/2043		1,490,009	1,455,037
3.50% due 02/01/2042		1,074,848	1,090,234
3.50% due 03/01/2042		588,118	596,677
3.50% due 04/01/2042		576,951	585,210
4.00% due 09/01/2040		519,879	540,933
4.00% due 02/01/2041		1,370,262	1,425,756
4.50% due 02/01/2020		36,535	38,489
4.50% due 08/01/2020		51,618	54,379
4.50% due 01/01/2039		86,563	91,088
5.00% due 02/01/2034		78,265	84,062
5.00% due 05/01/2034		86,047	94,960
5.00% due 07/01/2038		1,130,552	1,205,301
5.00% due 03/01/2039		145,336	154,945
5.00% due 07/01/2040		529,096	569,775
5.50% due 05/01/2037		245,160	264,348
5.50% due 09/01/2037		225,804	242,582
5.50% due 10/01/2037		840,966	903,452
5.50% due 11/01/2037		264,076	287,837
5.50% due 01/01/2038		525,288	565,794
5.50% due 04/01/2038		163,654	175,814
5.50% due 06/01/2041		582,442	627,355
6.00% due 03/01/2040		212,574	230,869
6.50% due 05/01/2029		2,160	2,405
6.50% due 02/01/2035		69,975	79,072
6.50% due 11/01/2037		878,446	987,847
Federal Home Loan Mtg. Corp. REMIC
Series 41, Class F
10.00% due 05/15/2020(1)		1,761	1,844
Series 1103, Class N IO
11.57% due 06/15/2021(1)(12)		1,719	355
Series 3572, Class JS FRS
6.61% due 09/15/2039(1)(12)		4,670,174	701,432

			13,561,421

Federal National Mtg. Assoc. — 5.7%
2.50% due 03/01/2028		972,692	979,870
3.00% due 10/01/2027		481,902	496,724
3.00% due 11/01/2027		709,870	731,251
3.00% due 03/01/2042		84,849	83,019
3.00% due 06/01/2042		743,428	727,394
3.00% due 12/01/2042		1,913,658	1,872,386
3.00% due July TBA		1,000,000	977,031
3.50% due 08/01/2027		420,130	438,064
3.50% due 12/01/2041		1,470,065	1,494,326
3.50% due 01/01/2042		899,981	914,833
3.50% due 04/01/2042		903,888	918,805
3.50% due 05/01/2042		1,190,714	1,210,364
3.50% due 07/01/2042		1,172,726	1,192,080
4.00% due 06/01/2039		647,280	680,558
4.00% due 09/01/2040		1,356,481	1,413,844
4.00% due 10/01/2040		815,064	849,532
4.00% due 08/01/2041		1,472,636	1,536,292
4.00% due 11/01/2041		832,156	868,127
4.50% due 06/01/2019		71,553	76,043
4.50% due 11/01/2022		159,472	169,330
4.50% due 06/01/2023		78,717	83,607
4.50% due 01/01/2039		852,950	902,153
4.50% due 07/01/2040		1,203,299	1,293,896
4.50% due 08/01/2040		1,669,016	1,780,945
4.50% due 07/01/2041		1,857,641	1,969,665
4.50% due 10/01/2041		2,443,714	2,591,081
5.00% due 06/01/2019		48,788	52,115
5.00% due 01/01/2023		32,785	35,158
5.00% due 03/01/2034		73,529	79,406
5.00% due 04/01/2035		1,202,812	1,298,953
5.00% due 05/01/2035		47,447	51,414
5.00% due 02/01/2036		421,298	454,001
5.00% due 05/01/2040		239,608	259,520
5.00% due 07/01/2040		726,675	790,900
5.00% due 08/01/2040		936,576	1,019,351
5.50% due 06/01/2038		121,869	132,439
6.00% due 02/01/2032		11,139	12,267
6.00% due 05/01/2034		4,907	5,405
6.00% due 10/01/2034		64,007	69,812
6.00% due 07/01/2037		498,713	541,975
6.00% due 10/01/2037		49,701	53,959
6.00% due 11/01/2037		382,186	415,339
6.00% due 11/01/2038		727,002	790,067
6.00% due 04/01/2040		353,223	383,510
6.00% due 06/01/2040		467,943	508,535
6.50% due 02/01/2035		30,748	35,425
6.50% due 09/01/2037		215,042	240,813
6.50% due 10/01/2037		160,222	180,166
6.50% due 10/01/2038		588,268	652,325
6.50% due 02/01/2039		93,818	104,164
7.50% due 01/01/2030		1,631	1,702
7.50% due 09/01/2030		1,614	1,728
8.00% due 11/01/2028		8,375	9,936
13.00% due 11/15/2015		25	25
Federal National Mtg. Assoc. REMIC
Series 2011-117, Class MA
2.00% due 08/25/2040(1)		198,784	197,732
Series 1989-2, Class D
8.80% due 01/25/2019(1)		12,059	13,486
Series 1989-17, Class E
10.40% due 04/25/2019(1)		167	171

			34,643,019

Total U.S. Government Agencies (cost $47,783,875)			48,204,440

U.S. GOVERNMENT TREASURIES — 4.6%
United States Treasury Bonds — 1.1%
3.13% due 02/15/2043		7,158,000	6,681,549

United States Treasury Notes — 3.5%
0.13% due 04/15/2018 TIPS(14)		1,292,671	1,325,998
0.25% due 08/15/2015		1,600,000	1,594,499
0.50% due 06/15/2016		270,000	268,861
0.50% due 07/31/2017		314,000	306,469
0.63% due 05/31/2017		105,000	103,326
0.63% due 08/31/2017		170,000	166,507
0.75% due 10/31/2017		56,000	54,946
1.00% due 03/31/2017		242,000	242,227
1.00% due 05/31/2018		7,628,000	7,496,890
1.38% due 11/30/2015		105,000	107,231
1.38% due 06/30/2018		1,600,000	1,599,125
1.50% due 07/31/2016		1,600,000	1,638,125
1.75% due 05/15/2023		6,567,000	6,150,403

			21,054,607

Total U.S. Government Treasuries (cost $27,996,916)			27,736,156

LOANS(8)(15)(16) — 2.5%
Aerospace/Defense-Equipment — 0.3%
Sequa Corp. Term Loan B 5.25% due 05/29/2017		1,496,241	1,507,151

Casino Hotels — 0.2%
Tropicana Entertainment, Inc. Term Loan 7.50% due 03/16/2018		987,500	997,375
Twin River Management Group, Inc. Term Loan B 5.25% 09/27/2018		272,963	276,716

			1,274,091

Coal — 0.2%
Walter Industries, Inc. Term Loan 5.75% 04/01/2018		1,500,000	1,477,917

Computer Software — 0.3%
Vertafore, Inc. Ist Lien Term Loan 4.25% due 10/03/2019		1,496,250	1,500,615

Electric-Distribution — 0.3%
Cedar Bay Generating Company LP Term Loan 7.25% due 04/15/2020		1,676,110	1,669,825

Electric-Generation — 0.0%
Dynergy, Inc. Term Loan B 4.00% due 04/15/2020		153,846	153,269

Gambling (Non-Hotel) — 0.0%
Northfield Park Assoc. LLC 1st Lien Term Loan 9.00% due 10/23/2018		262,500	272,344

Medical Instruments — 0.3%
Immucor Term Loan B 5.00% 08/19/2018		1,496,241	1,502,475

Medical Products — 0.2%
Convatec Term Loan B 5.00% 12/22/2016		1,238,000	1,264,308

Medical-Drugs — 0.3%
Auxilium Pharmaceuticals, Inc. Term Loan B 5.00% due 04/26/2017		1,678,750	1,661,962
Triax Pharmaceuticals LLC Escrow Loan 16.50% due 08/30/2011†(9)		1,720,938	0

			1,661,962

Medical-Hospitals — 0.0%
Ardent Health Services, Inc. Term Loan B 6.75% due 03/15/2018		238,800	240,094

Oil Companies-Exploration & Production — 0.1%
Sabine Oil & Gas, LLC Term Loan 8.75% due 12/31/2018		647,315	647,315

Pharmacy Services — 0.2%
Aptalis Pharma, Inc. Term Loan B 5.50% due 02/17/2017		1,086,250	1,086,929

Printing-Commercial — 0.1%
Cenveo Corp. Term Loan B 6.25% due 02/13/2017		726,180	726,180

Total Loans (cost $15,003,964)			14,984,475

MUNICIPAL BONDS & NOTES — 0.3%
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062		725,000	647,193
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051		353,000	348,270
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111		616,000	530,591

Total Municipal Bonds & Notes (cost $1,687,902)			1,526,054

COMMON STOCK — 0.0%
Auto/Truck Parts & Equipment Original — 0.0%
Lear Corp.		202	12,213

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(8)(9)(18)		128,418	0

Total Common Stock (cost $0)			12,213

PREFERRED STOCK — 0.3%
Banks-Commercial — 0.1%
Zions Bancorporation FRS Series G 6.30%		21,275	541,449

Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%		12,300	261,867

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(8)		222,000	44

Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%		11,300	52,545

Insurance-Reinsurance — 0.1%
RenaissanceRe Holdings, Ltd. Series E 5.38%		23,075	542,724

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC Class C†(8)(9)		39,177	0

Telecom Services — 0.1%
Qwest Corp. 6.13%		25,250	608,525

Total Preferred Stock (cost $2,221,897)			2,007,154

WARRANTS†— 0.0%
Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp. Expires 11/09/14 (strike price $0.01)		23	2,507

Oil-Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*		2,031	111,705

Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(8)(9)		6,739	0

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(8)(9)(17)		330	102,300
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(8)(9)(17)		325	40,625

			142,925

Total Warrants (cost $64,938)			257,137

Total Long-Term Investment Securities (cost $571,550,037)			555,589,277

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Time Deposits — 1.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2013 (cost $11,265,000)		$11,265,000	11,265,000

REPURCHASE AGREEMENT — 1.0%
State Street Bank and Trust Co. Joint Repurchase Agreement(20) (cost $6,208,000)		6,208,000	6,208,000

TOTAL INVESTMENTS (cost $589,023,037)(21)		94.4%	573,062,277
Other assets less liabilities		5.6	34,094,800

NET ASSETS		100.0%	$607,157,077

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2013, the aggregate value of these securities was $170,156,609 representing 28.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Commercial Mortgage Backed Security

(3)	Perpetual maturity – maturity date reflects the next call date.

(4)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities or cash at the discretion of the issuer.

(5)	Security in default

(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(7)	Company has filed for Chapter 11 bankruptcy protection.

(8)	Illiquid security. At June 30, 2013, the aggregate value of these securities was $15,440,777 representing 2.5% of net assets.

(9)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(10)	Security in default of principal and interest

(11)	Company has filed for Chapter 7 bankruptcy protection.

(12)	Interest Only

(13)	Company has filed for bankruptcy protection in country of issuance.

(14)	Principal amount of security is adjusted for inflation.

(15)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(16)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2013, the SunAmerica Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc.
Expires 12/18/2016
(strike price $500.00)
Warrant	03/15/2011	330	$—	$102,300	$310.00	0.00%
ION Media Networks, Inc.
Expires 12/18/2016
(strike price $687.00)
Warrant	03/15/2011	325	—	40,625	125.00	0.00

				$142,925		0.00%

(18)	Consists of more than one type of securities traded together as a unit.

(19)	Security currently paying interest/dividends in the form of additional securities.

(20)	See Note 2 for details of Joint Repurchase Agreement.

(21)	See Note 3 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at June 30, 2013 and unless noted otherwise the dates are the original maturity dates.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

COP — Columbian Peso

EUR — Euro

GBP — British Pound

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — New Turkish Lira

ZAR — South African Rand

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$13,632,418	$—	$13,632,418
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	—	—	313,081	313,081
Non-Ferrous Metals	—	—	0	0
Oil Companies-Exploration & Production	—	30,251,642	—	30,251,642
Recycling	—	—	124	124
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	249,459,196	—	249,459,196
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	490,000	0	490,000
Special Purpose Entities	—	861,670	0	861,670
Other Industries*	—	83,237,743	—	83,237,743
Foreign Government Agencies:
Sovereign	—	77,619,328	—	77,619,328
Other Government Agencies*	—	1,983,232	—	1,983,232
Foreign Government Treasuries	—	3,013,214	—	3,013,214
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	13,561,421	—	13,561,421
Federal National Mtg. Assoc.	—	34,643,019	—	34,643,019
U.S. Government Treasuries	—	27,736,156	—	27,736,156
Loans:
Medical-Drugs	—	1,661,962	0	1,661,962
Other Industries*	—	13,322,513	—	13,322,513
Municipal Bond & Notes	—	1,526,054	—	1,526,054
Common Stock:
Auto/Truck parts & Equipment-Original	12,213	—	—	12,213
Medical-Drugs	—	—	0	0
Perferred Stock:
Finance-Investment Banker/Broker	—	44	—	44
Medical-Drugs	—	—	0	0
Other Industries*	2,007,110	—	—	2,007,110
Warrants:
Auto/Truck parts & Equipment-Original	2,507	—	—	2,507
Oil-Field Services	—	111,705	—	111,705
Other Industries*	—	—	142,925	142,925
Short Term Investment Securities:
Time Deposits	—	11,265,000	—	11,265,000
Repurchase Agreement	—	6,208,000	—	6,208,000

Total	$2,021,830	$570,584,317	$456,130	$573,062,277

* Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

Security Description		Principal Amount**/Shares	Value (Note 1)
CONVERTIBLE BONDS & NOTES — 2.6%
Building-Residential/Commercial — 0.5%
KB Home Company Guar. Notes 1.38% due 02/01/2019		$412,000	$427,450
M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018		116,000	119,987

			547,437

Electronic Components-Semiconductors — 0.6%
Micron Technology, Inc. Senior Notes 1.63% due 02/15/2033*		141,000	203,481
Micron Technology, Inc. Senior Notes 2.13% due 02/15/2033*		190,000	276,094
ON Semiconductor Corp. Company Guar. Notes 2.63% due 12/15/2026		187,000	214,933

			694,508

Medical-Biomedical/Gene — 0.2%
Exelixis, Inc. Senior Sub. Notes 4.25% due 08/15/2019		255,000	246,713

Medical-Drugs — 0.1%
Savient Pharmaceuticals, Inc. Senior Notes 4.75% due 02/01/2018		745,000	149,000

Oil Companies-Exploration & Production — 1.2%
Chesapeake Energy Corp. Company Guar. Notes 2.50% due 05/15/2037		1,241,000	1,161,510
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019		230,000	243,944

			1,405,454

Total Convertible Bonds & Notes (cost $3,113,563)			3,043,112

U.S. CORPORATE BONDS & NOTES — 75.4%
Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022		240,000	246,600

Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020		85,000	91,163

Aerospace/Defense-Equipment — 1.8%
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020		815,000	880,200
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020*		235,000	222,075
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018		1,025,000	1,078,812

			2,181,087

Agricultural Operations — 0.2%
American Rock Salt Co., LLC/American Rock Capital Corp. Sec. Notes 8.25% due 05/01/2018*		191,000	181,450

Applications Software — 0.5%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019		550,000	620,125

Auto/Truck Parts & Equipment-Original — 0.8%
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/2017*		795,000	900,338

Banks-Commercial — 1.2%
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018		406,000	417,165
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020		550,000	563,062
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*		430,000	443,975

			1,424,202

Banks-Mortgage — 0.2%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*		295,000	294,263

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023		145,000	136,844

Building & Construction Products-Misc. — 1.0%
Associated Materials LLC/AMH New Finance, Inc. Senior Sec. Notes 9.13% due 11/01/2017*		170,000	178,500
Associated Materials LLC/AMH New Finance, Inc. Senior Sec. Notes 9.13% due 11/01/2017		35,000	36,750
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021*		210,000	222,600
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021		600,000	642,000
Ply Gem Industries, Inc. Company Guar. Notes 9.38% due 04/15/2017		39,000	41,242

			1,121,092

Building & Construction-Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*		85,000	83,513

Building Products-Wood — 1.2%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020		170,000	172,125
Masco Corp. Senior Notes 6.13% due 10/03/2016		265,000	286,200
Masco Corp. Senior Notes 7.13% due 03/15/2020		710,000	791,650
Masco Corp. Senior Notes 7.75% due 08/01/2029		110,000	121,434

			1,371,409

Building-Residential/Commercial — 2.2%
K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*		341,000	373,395
KB Home Company Guar. Notes 7.50% due 09/15/2022		255,000	273,487
KB Home Company Guar. Notes 8.00% due 03/15/2020		681,000	755,910
Lennar Corp. Company Guar. Notes 5.00% due 11/15/2022*		890,000	845,500
Pulte Group, Inc. Company Guar. Notes 6.38% due 05/15/2033		135,000	126,225
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022		175,000	168,875

			2,543,392

Cable/Satellite TV — 4.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022		960,000	912,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022		580,000	604,650
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020		570,000	619,875
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023		520,000	500,500
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021		1,980,000	2,103,750
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*		485,000	523,800

			5,264,575

Casino Hotels — 1.4%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020		500,000	471,250
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017		550,000	572,687
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 5.38% due 03/15/2022		570,000	575,700

			1,619,637

Casino Services — 0.6%
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015		620,000	658,750
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/2013†(1)(2)		489,000	0

			658,750

Cellular Telecom — 4.0%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020		645,000	669,187
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/2018		770,000	820,050
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/2021		520,000	404,300
NII Capital Corp. Company Guar. Notes 8.88% due 12/15/2019		380,000	321,100
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*		395,000	426,600
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*		910,000	1,064,700
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019		1,000,000	1,067,500

			4,773,437

Chemicals-Diversified — 0.2%
Momentive Performance Materials, Inc. Senior Sec. Notes 8.88% due 10/15/2020		275,000	287,375

Chemicals-Plastics — 0.8%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020		230,000	229,425
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018		390,000	397,800
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020		355,000	339,025

			966,250

Chemicals-Specialty — 0.6%
Ferro Corp. Senior Notes 7.88% due 08/15/2018		675,000	698,625

Coal — 1.3%
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018		875,000	877,187
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020		641,000	642,603

			1,519,790

Commercial Services — 0.8%
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024		380,000	356,250
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019		500,000	537,500

			893,750

Computer Services — 0.9%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*		180,000	180,900
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018		556,000	586,580
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020		275,000	291,500

			1,058,980

Containers-Paper/Plastic — 0.3%
BOE Intermediate Holding Corp. Senior Notes 9.75% due 11/01/2017*(3)		365,000	350,400

Data Processing/Management — 2.1%
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*		1,115,000	1,145,662
First Data Corp. Sec. Notes 8.25% due 01/15/2021*		1,009,000	1,029,180
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(3)		285,000	292,838

			2,467,680

Diagnostic Kits — 0.4%
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020*		455,000	441,350

Dialysis Centers — 0.2%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*		200,000	208,000
Fresenius Medical Care U.S. Finance, Inc. Company Guar. Notes 6.50% due 09/15/2018*		65,000	70,688

			278,688

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*		115,000	112,988

Diversified Banking Institutions — 1.1%
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018		270,000	305,775
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020		875,000	1,016,094

			1,321,869

Diversified Financial Services — 0.6%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019		725,000	694,188

Diversified Manufacturing Operations — 0.6%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*		675,000	756,000

E-Commerce/Services — 0.0%
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022*		59,000	55,755

Electric-Generation — 1.2%
AES Corp. Senior Notes 8.00% due 10/15/2017		1,250,000	1,406,250

Electric-Integrated — 0.4%
DPL, Inc. Senior Notes 7.25% due 10/15/2021		300,000	310,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*		295,000	220,513

			531,013

Electronic Components-Semiconductors — 0.9%
Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/2020		305,000	308,813
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*		535,000	576,462
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020		111,000	122,100

			1,007,375

Enterprise Software/Service — 0.8%
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019		426,000	461,678
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018		394,000	446,205

			907,883

Finance-Auto Loans — 0.9%
Credit Acceptance Corp. Senior Sec. Notes 9.13% due 02/01/2017		685,000	724,387
General Motors Financial Co., Inc. Senior Notes 2.75% due 05/15/2016*		205,000	201,669
General Motors Financial Co., Inc. Senior Notes 3.25% due 05/15/2018*		105,000	102,112
General Motors Financial Co., Inc. Senior Notes 4.25% due 05/15/2023*		70,000	65,188

			1,093,356

Finance-Consumer Loans — 1.2%
SLM Corp. Senior Notes 8.00% due 03/25/2020		211,000	228,407
SLM Corp. Senior Notes 8.45% due 06/15/2018		484,000	537,240
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/2015		580,000	622,050

			1,387,697

Finance-Leasing Companies — 0.4%
Air Lease Corp. Senior Notes 6.13% due 04/01/2017		475,000	491,625

Finance-Mortgage Loan/Banker — 0.4%
Ladder Capital Finance Holdings LLP Senior Notes 7.38% due 10/01/2017*		470,000	479,400

Finance-Other Services — 0.7%
CNH Capital LLC Company Guar. Notes 6.25% due 11/01/2016		185,000	197,025
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021		610,000	585,600

			782,625

Food-Misc./Diversified — 1.1%
ARAMARK Corp. Company Guar. Notes 5.75% due 03/15/2020*		775,000	792,437
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021*		565,000	539,575

			1,332,012

Funeral Services & Related Items — 0.9%
Service Corp International Senior Notes 5.38% due 01/15/2022*		180,000	179,550
Service Corp. International Senior Notes 7.63% due 10/01/2018		802,000	914,280

			1,093,830

Gambling (Non-Hotel) — 0.3%
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020		395,000	412,775

Home Furnishings — 0.1%
Tempur-Pedic International, Inc. Company Guar. Notes 6.88% due 12/15/2020*		75,000	79,125

Hotels/Motels — 0.4%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022		285,000	302,100
Felcor Lodging LP Senior Sec. Notes 5.63% due 03/01/2023		140,000	136,150

			438,250

Independent Power Producers — 0.5%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*		554,000	591,395

Insurance-Multi-line — 0.7%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2038		560,000	617,400
ING US, Inc. FRS Company Guar. Notes 5.65% due 05/15/2053*		255,000	239,700

			857,100

Internet Connectivity Services — 0.2%
Zayo Group LLC/Zayo Capital, Inc. Senior Sec. Notes 8.13% due 01/01/2020		135,000	146,475
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020		95,000	105,450

			251,925

Investment Management/Advisor Services — 1.1%
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*		745,000	746,862
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*		590,000	587,050

			1,333,912

Machinery-Farming — 0.8%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017		870,000	985,275

Medical Information Systems — 0.8%
IMS Health, Inc. Senior Notes 12.50% due 03/01/2018*		840,000	976,500

Medical Products — 0.9%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020		275,000	283,422
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020		745,000	743,137

			1,026,559

Medical-Hospitals — 4.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018		320,000	324,800
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021		360,000	367,200
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020		2,030,000	2,196,206
HCA, Inc. Senior Notes 7.50% due 11/15/2095		380,000	353,400
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/2020		550,000	592,281
Health Management Associates, Inc. Company Guar. Notes 7.38% due 01/15/2020		555,000	608,419
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021*		100,000	93,250
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018		535,000	563,088

			5,098,644

Medical-Outpatient/Home Medical — 0.4%
Radiation Therapy Services, Inc. Company Guar. Notes 9.88% due 04/15/2017		826,000	503,860

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*		153,000	163,710

Multimedia — 0.4%
NBCUniversal Enterprise, Inc. Jr. Sub. Notes 5.25% due 03/19/2021*(4)		445,000	445,000

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003†(1)(2)(5)(6)		2,150,000	0

Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019		320,000	304,000

Office Automation & Equipment — 0.9%
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019		941,000	1,011,575

Oil Companies-Exploration & Production — 4.6%
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020		350,000	344,750
Antero Resources Finance Corp. Company Guar. Notes 7.25% due 08/01/2019		310,000	323,175
Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/2017		275,000	291,500
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022		330,000	335,775
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023		525,000	484,312
Endeavour International Corp. Senior Sec. Notes 12.00% due 03/01/2018		600,000	576,000
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020		964,000	1,089,320
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019		50,000	53,500
EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(3)(14)		281,581	287,213
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022		320,000	316,800
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020		355,000	380,738
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021		365,000	356,331
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018		505,000	545,400

			5,384,814

Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*		90,000	85,500
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018		160,000	171,200

			256,700

Pharmacy Services — 0.4%
BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/2015		440,000	465,300

Pipelines — 2.3%
El Paso LLC Senior Sec. Notes 6.50% due 09/15/2020		545,000	581,045
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017		785,000	853,420
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020		681,000	743,992
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*		535,000	561,696

			2,740,153

Radio — 0.6%
Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*		175,000	164,500
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*		490,000	453,250
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*		70,000	67,900

			685,650

Real Estate Investment Trusts — 0.3%
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/2019		330,000	344,850

Real Estate Management/Services — 0.9%
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023		590,000	559,025
Realogy Group LLC Senior Sec. Notes 7.63% due 01/15/2020*		418,000	452,485

			1,011,510

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)		2,145,000	81

Rental Auto/Equipment — 0.9%
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020		215,000	221,450
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022		140,000	146,125
United Rentals North America, Inc. Sec. Notes 5.75% due 07/15/2018		100,000	105,000
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020		325,000	346,937
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022		225,000	243,563

			1,063,075

Retail-Arts & Crafts — 0.8%
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018		905,000	968,350

Retail-Discount — 0.7%
99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/2019		775,000	875,750

Retail-Home Furnishings — 0.5%
GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/2019*		585,000	625,950

Retail-Leisure Products — 0.2%
Party City Holdings, Inc. Senior Notes 8.88% due 08/01/2020*		210,000	225,225

Retail-Perfume & Cosmetics — 0.2%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022		235,000	238,525

Retail-Propane Distribution — 1.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020		240,000	248,400
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022		425,000	434,562
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021		442,000	443,105

			1,126,067

Retail-Regional Department Stores — 0.7%
JC Penney Corp., Inc. Senior Notes 5.65% due 06/01/2020		275,000	229,625
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/2036		210,000	163,800
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/2037		445,000	361,562
JC Penney Corp., Inc. Senior Notes 7.95% due 04/01/2017		45,000	43,313

			798,300

Rubber-Tires — 0.4%
Continental Rubber of America Corp. Senior Sec. Notes 4.50% due 09/15/2019*		430,000	442,760

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Escrow Notes 11.00% due 06/01/2007†(1)(2)		550,000	0

Satellite Telecom — 1.1%
DigitalGlobe, Inc. Company Guar. Notes 5.25% due 02/01/2021*		575,000	552,000
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019		750,000	795,000

			1,347,000

Shipbuilding — 0.7%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018		455,000	486,281
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021		361,000	388,075

			874,356

Telecom Services — 0.1%
Level 3 Communications, Inc. Senior Notes 8.88% due 06/01/2019		90,000	93,600

Telephone-Integrated — 2.1%
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020		149,000	148,627
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019		66,000	69,300
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020		1,075,000	1,144,875
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023		145,000	135,575
Windstream Corp. Company Guar. Notes 7.75% due 10/15/2020		930,000	962,550

			2,460,927

Television — 1.6%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020		730,000	744,600
Sinclair Television Group, Inc. Sec. Notes 9.25% due 11/01/2017*		540,000	572,400
Univision Communications, Inc. Senior Sec. Notes 6.75% due 09/15/2022*		520,000	546,000

			1,863,000

Textile-Home Furnishings — 0.1%
SIWF Merger Sub, Inc./Springs Industries, Inc. Senior Sec. Notes 6.25% due 06/01/2021*		125,000	122,500

Theaters — 2.0%
AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/2019		1,065,000	1,139,550
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020		315,000	356,737
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023*		235,000	225,600
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022		105,000	101,325
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/2019		325,000	346,938
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025		78,000	74,100
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/2018		125,000	137,500

			2,381,750

Transport-Marine — 0.7%
Marquette Transportation Co./Marquette Transportation Finance Corp. Sec. Notes 10.88% due 01/15/2017		785,000	839,950

Web Hosting/Design — 0.5%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020		35,000	34,300
Equinix, Inc. Senior Notes 5.38% due 04/01/2023		200,000	196,000
Equinix, Inc. Senior Notes 7.00% due 07/15/2021		350,000	379,750

			610,050

X-Ray Equipment — 0.6%
Hologic, Inc. Senior Notes 2.00% due 03/01/2042		625,000	618,360
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020		70,000	72,581

			690,941

Total U.S. Corporate Bonds & Notes
(cost $89,085,620)			88,945,370

FOREIGN CONVERTIBLE BONDS & NOTES — 0.2%
Building Products-Cement — 0.2%
Cemex SAB de CV Sub. Notes 3.75% due 03/15/2018 (cost $322,711)		240,000	295,650

FOREIGN CORPORATE BONDS & NOTES — 12.4%
Banks-Commercial — 0.8%
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/2020*		920,000	949,440

Cable/Satellite TV — 1.1%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*		490,000	509,600
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*		780,000	737,100

			1,246,700

Cellular Telecom — 0.5%
NII International Telecom SCA Company Guar. Notes 7.88% due 08/15/2019*		460,000	435,850
NII International Telecom SCA Company Guar. Notes 11.38% due 08/15/2019*		135,000	144,450

			580,300

Chemicals-Diversified — 1.3%
INEOS Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*		210,000	223,125
INEOS Group Holdings SA Company Guar. Notes 6.13% due 08/15/2018*		1,305,000	1,246,275

			1,469,400

Containers-Metal/Glass — 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*		290,000	279,488

Diversified Banking Institutions — 0.9%
Deutsche Bank AG VRS Jr. Sub. Notes 4.30% due 05/24/2028		550,000	507,837
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022		235,000	223,619
UBS AG Sub. Notes 7.63% due 08/17/2022		320,000	351,183

			1,082,639

Diversified Financial Services — 0.5%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/2016		550,000	583,000

Diversified Minerals — 0.5%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/2015*		605,000	611,050

Gambling (Non-Hotel) — 0.2%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	265,000	260,162

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(1)(2)(6)(7)		4,460,000	0

Medical-Drugs — 0.2%
VPII Escrow Corp. Senior Notes 6.75% due 08/15/2018*		255,000	261,375

Metal Processors & Fabrication — 0.0%
International Utility Structures Escrow Notes 10.75% due 02/01/2008†(1)(2)		2,150,000	0

Oil & Gas Drilling — 0.4%
Seadrill, Ltd. Senior Notes 5.63% due 09/15/2017*		495,000	487,575

Oil Companies-Exploration & Production — 0.8%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		640,000	713,600
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		220,000	213,400

			927,000

Paper & Related Products — 0.3%
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/2020*		358,000	386,640

Satellite Telecom — 1.6%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019		900,000	941,625
Intelsat Luxembourg SA Company Guar. Notes 6.75% due 06/01/2018*		85,000	85,637
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*		805,000	813,050

			1,840,312

Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 3.75% due 06/01/2018*		275,000	269,500

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*		140,000	134,750

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(1)(2)(7)(8)		1,025,000	0

Telecom Services — 1.8%
Altice Financing SA Senior Sec. Notes 7.88% due 12/15/2019*		350,000	365,750
Altice Finco SA Senior Notes 9.88% due 12/15/2020*		255,000	272,850
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*		875,000	905,625
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/2017*		510,000	530,400

			2,074,625

Telephone-Integrated — 0.5%
Softbank Corp. Company Guar. Notes 4.50% due 04/15/2020*		545,000	525,244

Television — 0.3%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		405,000	394,875

Travel Services — 0.2%
Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/2019*		236,000	238,360

Total Foreign Corporate Bonds & Notes
(cost $20,035,198)			14,602,435

LOANS (2)(9)(10) — 2.1%
Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loan 9.36% due 03/01/2011†(1)		1,200,000	0

Building-Residential/Commercial — 0.0%
TOUSA, Inc. BTL 12.25% due 08/15/2013†(1)(3)(8)(11)		2,037,810	0

Cable/Satellite TV — 0.1%
Kabel Deutschland V&S GMBH BTL 4.25% due 02/01/2019		120,000	119,950

Coal — 0.4%
Arch Coal, Inc. BTL, 2ND Lien 5.75% due 05/01/2018		529,652	527,831

Electric-Integrated — 1.0%
Texas Competitive Electric Holdings Co. LLC BTL 4.71% due 10/10/2014		1,622,835	1,140,853

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC Escrow Loans 16.50% due 08/30/2011†(1)		1,720,938	0

Retail-Regional Department Stores — 0.2%
JC Penney Corp., Inc. Term Loan 6.00% due 05/21/2018		295,000	295,840

Telecommunication Equipment — 0.3%
Alcatel-Lucent USA, Inc. BTL 6.25% due 08/01/2016		210,000	212,625
Alcatel-Lucent USA, Inc. BTL 7.25% due 01/30/2019		99,500	100,598

			313,223

X-Ray Equipment — 0.1%
Hologic, Inc. BTL 4.50% due 07/19/2019		148,875	149,561

Total Loans
(cost $5,059,743)			2,547,258

COMMON STOCK — 1.6%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings, Inc.†		692	35,984

Casino Services — 0.0%
Greektown, Inc.†(1)(2)		370	29,970

Food-Misc./Diversified — 0.7%
Wornick Co.†(1)(2)		7,270	752,445

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(12)		128,418	0

Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(2)		19,388	0

Paper & Related Products — 0.9%
Caraustar Industries, Inc.†(1)(2)		73	1,029,300

Total Common Stock
(cost $2,586,741)			1,847,699

MEMBERSHIP INTEREST CERTIFICATES — 0.2%
Casino Services — 0.2%
Herbst Gaming, Inc.†(2)(13) (cost $232,720)		23,439	281,268

PREFERRED STOCK — 2.5%
Diversified Banking Institutions — 1.0%
GMAC Capital Trust I FRS 8.13%		44,750	1,165,738

Diversified Financial Services — 0.8%
Citigroup Capital XIII FRS 7.88%		34,000	946,900

Insurance-Multi-line — 0.5%
Hartford Financial Services Group, Inc. FRS 7.88%		18,000	530,640

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(2)		39,177	0

Satellite Telecom — 0.2%
Intelsat SA Series A 5.75%		4,751	261,305

Total Preferred Stock
(cost $2,733,040)			2,904,583

WARRANTS† — 0.2%
Building Products-Doors & Windows — 0.1%
Masonite Worldwide Holdings, Inc. Expires 05/20/2014 (strike price $55.31)		3,355	30,195
Masonite Worldwide Holdings, Inc. Expires 05/20/2016 (strike price $55.31)(1)(2)		2,517	43,199

			73,394

Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(1)(2)		3,250	0

Television — 0.1%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(1)(2)(13)		332	102,920
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(1)(2)(13)		328	41,000

			143,920

Total Warrants
(cost $3,365)			217,314

Total Long-Term Investment Securities
(cost $123,172,701)			114,684,689

REPURCHASE AGREEMENTS — 1.8%
Bank of America Securities LLC Joint Repurchase Agreement(15)		$35,000	35,000
Barclays Capital PLC Joint Repurchase Agreement(15)		885,000	885,000
BNP Paribas SA Joint Repurchase Agreement(15)		370,000	370,000
Deutsche Bank AG Joint Repurchase Agreement(15)		35,000	35,000
Royal Bank of Scotland Joint Repurchase Agreement(15)		495,000	495,000
UBS Securities LLC Joint Repurchase Agreement(15)		350,000	350,000

Total Repurchase Agreements
(cost $2,170,000)			2,170,000

TOTAL INVESTMENTS
(cost $125,342,701)(16)		99.0%	116,854,689
Other assets less liabilities		1.0	1,129,628

NET ASSETS		100.0%	$117,984,317

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2013, the aggregate value of these securities was $34,235,218 representing 29.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States dollars unless otherwise indicated.

†	Non-income producing security

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At June 30, 2013, the aggregate value of these securities was $4,827,441 representing 4.1% of net assets.

(3)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.

(4)	Perpetual maturity — maturity date reflects the next call date.

(5)	Company has filed for Chapter 7 bankruptcy protection.

(6)	Security in default of interest and principal at maturity

(7)	Company has filed for bankruptcy protection in country of issuance.

(8)	Security in default

(9)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter- Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)	Company has filed for Chapter 11 bankruptcy protection.

(12)	Consists of more than one type of securities traded together as a unit.

(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2013, the SunAmerica High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Herbst Gaming, Inc.
Membership Interest Certificate	03/26/2008	23,439	$232,720	$281,268	$12.00	0.24%

ION Media Networks, Inc.
Expires 12/18/16
(strike price $500.00)
Warrant	03/01/2011	332	—	102,920	310.00	0.09
ION Media Networks, Inc.
Expires 12/18/16
(strike price $687.00)
Warrant	11/11/2010	327	—
	03/01/2011	1	—

		328	—	41,000	125.00	0.03

				$425,188		0.36%

(14)	Security currently paying interest/dividends in the form of additional securities.

(15)	See Note 2 for details of Joint Repurchase Agreements.

(16)	See Note 3 for cost of investments on a tax basis.

BTL — Bank Term Loan

FRS — Floating Rate Securities

The rates shown on FRS securities are the current rates as of June 30, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	CAD	265,000	USD	260,261	07/22/2013	$8,407	$—

CAD — Canadian Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$3,043,112	$—	$3,043,112
U.S. Corporate Bonds & Notes:
Casino Services	—	658,750	0	658,750
Non-Ferrous Metals	—	—	0	0
Recycling	—	—	81	81
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	88,286,539	—	88,286,539
Foreign Convertible Bonds & Notes	—	295,650	—	295,650
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	—	0	0
Metal Processors & Fabrication	—	—	0	0
Special Purpose Entity	—	—	0	0
Other Industries*	—	14,602,435	—	14,602,435
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Medical-Drugs	—	—	0	0
Other Industries*	—	2,547,258	—	2,547,258
Common Stock:
Building Products-Doors & Windows	35,984	—	—	35,984
Other Industries*	—	—	1,811,715	1,811,715
Membership Interest Certificates	—	281,268	—	281,268
Perferred Stock:
Medical-Drugs	—	—	0	0
Other Industries*	2,904,583	—	—	2,904,583
Warrants:
Building Products-Doors & Windows	30,195	—	43,199	73,394
Other Industries*	—	—	143,920	143,920
Repurchase Agreements	—	2,170,000	—	2,170,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts — Appreciation	—	8,407	—	8,407

Total	$2,970,762	$111,893,419	$1,998,915	$116,863,096

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 03/31/2013	$81	$0	$0	$2,411,510	$0	$181,800
Accrued discounts	—	1,267	—	—	—	—
Accrued premiums	—	—	—	—	—	—
Realized gain	—	—	—	—	—	—
Realized loss	—	—	—	—	—	—
Change in unrealized appreciation(1)	—	—	—	29,970	—	—
Change in unrealized depreciation(1)	—	(1,267)	—	(629,765)	—	(37,880)
Net purchases	—	—	—	—	—	—
Net sales	—	—	—	—	—	—
Transfers in of Level 3	—	—	—	—	—	43,199
Transfers out of Level 3	—	—	—	—	—	—

Balance as of 06/30/2013	$81	$0	$0	$1,811,715	$0	$187,119

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at June 30, 2013 includes:
	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
	$—	$(1,267)	$—	$(599,795)	$—	$(37,880)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 6/30/13(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)
U.S. Corporate Bonds & Notes	$81	Income Approach	Future Cash Flows*	$0.00-$0.004 ($0.001)

Foreign Corporate Bonds & Notes	$0	Income Approach	Future Cash Flows*	$0.00

Loans	$0	Income Approach	Future Cash Flows*	$0.00

Common Stock	$752,445	Market Comparable	EV/2013 EBITDA Multiple* and Discount for Lack of Marketability	10.66x 10%

	$1,059,270	Income Approach	Future Cash Flows* and Discount for Lack of Marketability	$0.00-$14,100 ($3,545.25) 0% -10% (5%)

Preferred Stock	$0	Income Approach	Future Cash Flows*	$0.00

Warrants	$43,199	Black Scholes Model	Discount for Lack of Marketability	10%

(1)	The Fund’s other securities classified as Level 3 with a fair value of $143,920 at June 30, 2013 are illiquid securities with valuations attributable to a single broker which were deemed to be indicative quotes (which do not necessarily represent prices on which the broker may be willing to trade).
(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

EV— Enterprise Value

EBITDA— Earning Before Interest, Taxes, Depreciation, and Amortization

See Notes to Portfolio of Investments

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of June 30, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior secured floating rate loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00pm Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the SunAmerica Income Fund’s (the “Trust”) fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

The following tables represent the value of derivatives held as of June 30, 2013, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of June 30, 2013, please refer to the Portfolio of Investments.

	High Yield Bond Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$8,407	$—

(1)	The Fund’s derivative contracts held during the period ended June 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $259,998.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations or to manage and/or gain exposure to certain foreign currencies. During the period ended June 30, 2013, the High Yield Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. As of June 30, 2013, the High Yield Bond Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Note 2. Repurchase Agreements

As of June 30, 2013, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.48%	$35,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 28, 2013, bearing interest at a rate of 0.09% per annum, with a principal amount of $7,290,000, a repurchase price of $7,290,055, and a maturity date of July 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.38%	03/15/2016	$7,526,000	$7,492,359

As of June 30, 2013, the following Fund held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.51%	$885,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated June 28, 2013, bearing interest at a rate of 0.10% per annum, with a principal amount of $175,220,000, a repurchase price of $175,221,460, and a maturity date of July 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.38%	01/15/2016	$178,948,000	$178,582,946

As of June 30, 2013, the following Fund held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.49%	$370,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 28, 2013, bearing interest at a rate of 0.10% per annum, with a principal amount of $74,955,000, a repurchase price of $74,955,625, and a maturity date of July 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.88%	02/28/2017	$76,500,000	$76,505,355

As of June 30, 2013, the following Fund held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.46%	$35,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 28, 2013, bearing interest at a rate of 0.10% per annum, with a principal amount of $7,650,000, a repurchase price of $7,650,064, and a maturity date of July 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.88%	01/31/2017	$7,832,000	$7,845,549

As of June 30, 2013, the following Fund held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.50%	$495,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Royal Bank of Scotland, dated June 28, 2013, bearing interest at a rate of 0.10% per annum, with a principal amount of $99,950,000, a repurchase price of $99,950,833, and a maturity date of July 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.63%	07/31/2014	$98,354,000	$102,001,950

As of June 30, 2013, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
U.S. Government Securities	1.71%	$3,322,000
GNMA	0.79	1,528,000
Strategic Bond	3.20	6,208,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated June 28, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $194,210,000, a repurchase price of $194,210,162, and a maturity date of July 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.63%	05/31/2017	$15,740,000	$15,489,293
U.S. Treasury Notes	0.88	02/28/2017	80,280,000	80,277,030
U.S. Treasury Notes	0.88	04/30/2017	102,755,000	102,329,183

As of June 30, 2013, the following Fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.50%	$350,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated June 28, 2013, bearing interest at a rate of 0.09% per annum, with a principal amount of $70,635,000, a repurchase price of $70,635,530, and a maturity date of July 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.63%	07/15/2014	$71,816,400	$72,337,787

Note 3. Federal Income Taxes

As of June 30, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund
Cost	$125,136,524	$259,226,105	$591,107,199	$125,728,827

Appreciation	5,909,080	2,473,593	8,452,407	5,114,175
Depreciation	(1,828,011)	(5,082,725)	(26,497,329)	(13,988,313)

Unrealized appreciation (depreciation) — net	$4,081,069	$(2,609,132)	$(18,044,922)	$(8,874,138)

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T Genoy
John T Genoy
President

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T Genoy
John T Genoy
President

Date: August 28, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 28, 2013